As filed with the Securities and Exchange Commission
                              on November 30, 2001
                                          Registration No. 33-21844
                                                           811-5555


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No.


                         Post-Effective Amendment No. 24


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                    |_|


                         Amendment No. 26                      |X|


                         Sanford C. Bernstein Fund, Inc.
                  (Exact Name of Fund as Specified in Charter)
                 767 Fifth Avenue, New York, New York 10153-0185
               (Address of Principal Executive Offices) (Zip Code)

          Fund's Telephone Number, including Area Code: (212) 756-4097
                             Edmund P. Bergan, Esq.
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and Address of Agent for Service)


                  --------------------------------------------
                                   Copies to:
                             Joel H. Goldberg, Esq.
                               Shearman & Sterling
                              599 Lexington Avenue
                            New York, New York 10022


                  --------------------------------------------

Approximate Date of Proposed Public Offering: Continuous.

                  --------------------------------------------

It is proposed that this filing will become effective:


|_| Immediately upon filing pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (b)
|_| on (date) pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Alliance Municipal
Income Portfolios

The Alliance Municipal Income Portfolios seek to provide the highest level of income exempt from federal and state tax that is available without assuming undue risk.

      Prospectus and Application

      ________ __, 2002

           New York Municipal Portfolio
                  Alliance Intermediate New York Municipal Class A Shares Alliance Intermediate New York Municipal Class B Shares Alliance Intermediate New York Municipal Class C Shares
           California Municipal Portfolio
                  Alliance Intermediate California Municipal Class A Shares Alliance Intermediate California Municipal Class B Shares Alliance Intermediate California Municipal Class C Shares
           Diversified Municipal Portfolio
                  Alliance Intermediate Diversified Municipal Class A Shares Alliance Intermediate Diversified Municipal Class B Shares Alliance Intermediate Diversified Municipal Class C Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                 AllianceCapital

Investment Products Offered

Are Not FDIC Insured
May Lose Value
Are Not Bank Guaranteed

                              TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
RISK/RETURN SUMMARY.....................................................     3
FEES AND EXPENSES OF THE PORTFOLIOS.....................................     13
Additional Information About the Principal Investment Strategies
  and Risks.............................................................     16
DESCRIPTION OF THE PORTFOLIOS...........................................     17
MANAGEMENT OF THE PORTFOLIOs............................................     20
PURCHASE AND SALE OF SHARES.............................................     21
How The Portfolios Value Their Shares...................................     21
How To Buy Shares.......................................................     21
How To Exchange Shares..................................................     22
How To Sell Shares......................................................     22
DIVIDENDS, DISTRIBUTIONS AND TAXES......................................     24
DISTRIBUTION ARRANGEMENTS...............................................     33
GENERAL INFORMATION.....................................................     35
FINANCIAL HIGHLIGHTS....................................................     35

The Portfolios' investment adviser is Alliance Capital Management L.P. (the "Manager" or "Alliance"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Municipal Income Portfolios. You will find additional information about each Portfolio, including a detailed description of the risks of an investment in each Portfolio, after this Summary.

The Risk/Return Summary describes the Portfolios' objectives, principal investment strategies, principal risks and fees. The Summary includes a short discussion of some of the principal risks of investing in each Portfolio. A further discussion of these and other risks begins on page 16.

More detailed descriptions of the Portfolios, including the risks associated with investing in the Portfolios, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

THE NEW YORK MUNICIPAL PORTFOLIO


INVESTMENT OBJECTIVE

To provide safety of principal and maximize total return after taking account of federal, state and local taxes for New York residents.

PRINCIPAL INVESTMENT STRATEGIES


The New York Municipal Portfolio will normally invest at least 80% of its net assets in municipal securities rated A or better by national rating agencies and comparably rated notes. The Portfolio will normally invest at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax.


The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may also use special investment techniques, including futures.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

Duration is a measure of interest-rate risk (described further below). The duration of a bond is the effect on price of a rise or fall of 1% in interest rates. Thus, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions.

The two main types of municipal securities in which the Portfolio will invest are general obligation bonds and revenue bonds. The payment of principal and interest on general obligation bonds is backed by the issuer's full taxing and revenue raising power ("full faith and credit"), and is payable from the unrestricted revenues of the issuer. In contrast, revenue bonds, also called "special obligation bonds," usually rely exclusively on a specific or restricted revenue source, such as revenue from a particular facility or the proceeds of a special tax, to generate payment of principal and interest.

PRINCIPAL INVESTMENT RISKS

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: Should there be a rise in the overall level of interest rates, it is likely that the value of the Portfolio securities will decline. Accordingly, it is likely that the Portfolio share price will fall.



Credit risk: In the event that the credit rating of a Portfolio security is downgraded or the issuer defaults by failing to make scheduled interest or principal payments, there is a risk that the Portfolio's income level and/or share price will fall. Securities that are not investment-grade (including those that have been downgraded to below investment-grade) are considered speculative as to the payment of interest and principal and could experience more volatility in price. The Portfolio may retain a security whose credit quality is downgraded or for which the issuer defaults.

Geographic risk: Since the Portfolio is primarily invested in New York securities, it is exposed to adverse economic and political changes within New York. Significant political, economic and other developments within New York and the financial condition of the state and its municipalities may impact virtually all municipal bonds issued in the state. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole). The events of September 11, 2001 will have a substantial adverse impact on the economies of New York State and New York City and therefore, on New York obligations, although the magnitude of the impact cannot be determined at this time.


Nondiversified risk: The Portfolio is nondiversified - allowing for investment of its assets in a fewer number of issuers than diversified mutual funds. As a result, any changes in the market's assessment or in the financial condition of any one of those issuers could significantly impact performance and the value of your investment. The Portfolio may experience greater losses than mutual funds that invest in a broader and larger pool of issuers.

Political risk: Any significant restructuring of federal income tax rates or even serious discussion on the topic in Congress may cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Substantially lower income tax rates may reduce the advantage of owning municipal securities.

Callable securities: The issuer of a callable security has the ability to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and the principal received by the Portfolio when a security is called is usually reinvested at a lower yield.

Futures risk: Futures contracts can be highly volatile and could reduce the Portfolio's total returns. The Portfolio's potential losses from the use of futures could extend beyond its initial investment.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

INVESTMENT PERFORMANCE


The returns shown below in the Bar Chart and the Performance Table are for the New York Municipal Class of the New York Municipal Portfolio which is not offered in this Prospectus but would have substantially similar annual returns as the New York Intermediate Municipal Class A, Class B and Class C shares because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that New York Intermediate Municipal Class A, Class B and Class C shares do not have the same expenses. The Bar Chart below shows the performance of the Portfolio's New York Municipal Class for the past 10 calendar years and does not reflect sales loads. If sales loads were reflected returns would be less than those shown. The Performance Table below shows how the average annual returns of the Portfolio's New York Municipal Class differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance is no guarantee of how it will perform in the future.


Bar Chart


                           Calendar Year Total Returns
                            New York Municipal Class

 1992    1993     1994     1995    1996    1997    1998     1999    2000   2001
 ----    ----     ----     ----    ----    ----    ----     ----    ----   ----
6.88%   8.56%   -2.55%   12.97%   3.53%   6.54%   5.21%   -0.03%   8.20%
                                                                   -----

Best and Worst Quarters


                           Quarter      Total
                            Ended      Return
Best Quarter
Worst Quarter


Performance Table
Average Annual Total Returns For Years Ended December 31, 2001

                                        One Year      Five Years      Ten Years
New York Municipal Class                     ___%            ___%           ___%
Lehman Brothers Five-Year General            ___%            ___%           ___%
Obligation
Municipal Bond Index

CALIFORNIA MUNICIPAL PORTFOLIO


INVESTMENT OBJECTIVE

To provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.

PRINCIPAL INVESTMENT STRATEGIES


The California Municipal Portfolio will normally invest at least 80% of its net assets in municipal securities rated A or better by national rating agencies and comparably rated notes. The Portfolio will normally invest at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax.


The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use special investment techniques, including futures.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

Duration is a measure of interest-rate risk (described further below). The duration of a bond is the effect on price of a rise or fall of 1% in interest rates. Thus, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions.

The two main types of municipal securities are general obligation bonds and revenue bonds. The payment of principal and interest on general obligation bonds is backed by the issuer's full taxing and revenue raising power ("full faith and credit"), and is payable from the unrestricted revenues of the issuer. Revenue bonds, also called "special obligation bonds," usually rely exclusively on a specific or restricted revenue source, such as revenue from a particular facility or the proceeds of a special tax, to generate money for payment of principal and interest.

PRINCIPAL INVESTMENT RISKS

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.


Interest-rate risk: Should there be a rise in the overall level of interest rates, it is likely that the value of the Portfolio securities will decline. Accordingly, it is likely that the Portfolio share price will fall.


Credit risk: In the event that the credit rating of a Portfolio security is downgraded or the issuer defaults by failing to make scheduled interest or principal payments, there is a risk that the Portfolio's income level and/or share price will fall. Securities that are not investment-grade (including those that have been downgraded to below investment-grade) are considered speculative as to the payment of interest and principal and could experience more volatility in price. The Portfolio may retain a security whose credit quality is downgraded or for which the issuer defaults.


Geographic risk: Since the Portfolio is primarily invested in California securities, it is exposed to adverse economic, political and other changes within California. Significant political, economic and other developments within California and the financial condition of the state and its municipalities may impact virtually all municipal bonds issued in the state. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole).


Nondiversified risk: The Portfolio is nondiversified -- allowing for investment of its assets in a fewer number of issuers than diversified mutual funds. As a result, any changes in the market's assessment or in the financial condition of any one of those issuers could significantly impact performance and the value of your investment. The Portfolio may experience greater losses than mutual funds that invest in a broader and larger pool of issuers.

Political risk: Any significant restructuring of federal income tax rates or even serious discussion on the topic in Congress may cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Substantially lower income tax rates may reduce the advantage of owning municipal securities.

Callable securities: The issuer of a callable security has the ability to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and the principal received by the Portfolio when a security is called is usually reinvested at a lower yield.

Futures risk: Futures contracts can be highly volatile and could reduce the Portfolio's total returns. The Portfolio's potential losses from the use of futures could extend beyond its initial investment.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

INVESTMENT PERFORMANCE


The returns shown below in the Bar Chart and the Performance Table are for the California Municipal Class of the California Municipal Portfolio which is not offered in this Prospectus but would have substantially similar annual returns as the California Intermediate Municipal Class A, Class B and Class C shares because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that California Intermediate Municipal Class A, Class B and Class C shares do not have the same expenses. The Bar Chart below shows the performance of the Portfolio's California Municipal Class for the past 10 calendar years and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The Performance Table below shows how the average annual returns of the Portfolio's California Municipal Class differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance is no guarantee of how it will perform in the future.


Bar Chart


                           Calendar Year Total Returns
                           California Municipal Class

 1992    1993     1994     1995    1996    1997    1998     1999    2000   2001
 ----    ----     ----     ----    ----    ----    ----     ----    ----   ----
6.80%   8.25%   -3.15%   13.72%   3.72%   6.34%   5.12%   -0.06%   8.53%

Best and Worst Quarters



                           Quarter      Total
                            Ended      Return
Best Quarter
Worst Quarter

Performance Table
Average Annual Total Returns For Years Ended December 31, 2001

                                        One Year      Five Years      Ten Years
California Municipal Class                   ___%            ___%           ___%
Lehman Brothers Five-Year General            ___%            ___%           ___%
Obligation
Municipal Bond Index

DIVERSIFIED MUNICIPAL PORTFOLIO


INVESTMENT OBJECTIVE

To provide safety of principal and maximize total return after taking account of federal taxes.

PRINCIPAL INVESTMENT STRATEGIES


The Diversified Municipal Portfolio will normally invest at least 80% of its net assets in municipal securities rated A or better by national rating agencies and comparably rated notes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.


The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use special investment techniques, including futures.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

Duration is a measure of interest-rate risk (described further below). The duration of a bond is the effect on price of a rise or fall of 1% in interest rates. Thus, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions.

The two main types of municipal securities are general obligation bonds and revenue bonds. The payment of principal and interest on general obligation bonds is backed by the issuer's full taxing and revenue raising power ("full faith and credit"), and is payable from the unrestricted revenues of the issuer. Revenue bonds, also called "special obligation bonds," usually rely exclusively on a specific or restricted revenue source, such as revenue from a particular facility or the proceeds of a special tax, to generate money for payment of principal and interest.

PRINCIPAL INVESTMENT RISKS

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: Should there be a rise in the overall level of interest rates, it is likely that the value of the Portfolio securities will decline. Accordingly, it is likely that the Portfolio share price will fall.



Credit risk: In the event that the credit rating of a Portfolio security is downgraded or the issuer defaults by failing to make scheduled interest or principal payments, there is a risk that the Portfolio's income level and/or share price will fall. Securities that are not investment-grade (including those that have been downgraded to below investment-grade) are considered speculative as to the payment of interest and principal and could experience more volatility in price. The Portfolio may retain a security whose credit quality is downgraded or for which the issuer defaults.

Political risk: Any significant restructuring of federal income tax rates, or even serious discussion on the topic in Congress may cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Substantially lower income tax rates may reduce the advantage of owning municipal securities.

Futures risk: Futures contracts can be highly volatile and could reduce the Portfolio's total returns. The Portfolio's potential losses from the use of futures could extend beyond its initial investment.

Callable securities: The issuer of a callable security has the ability to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and the principal received by the Portfolio when a security is called is usually reinvested at a lower yield.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

INVESTMENT PERFORMANCE


The returns shown below in the Bar Chart and the Performance Table are for the Diversified Municipal Class of the Diversified Municipal Portfolio which is not offered in this Prospectus but would have substantially similar annual returns as the Diversified Intermediate Municipal Class A, Class B and Class C shares because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Diversified Intermediate Municipal Class A, Class B and Class C shares do not have the same expenses. The Bar Chart below shows the performance of the Portfolio's Diversified Municipal Class for the past 10 calendar years and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The Performance Table below shows how the average annual returns of the Portfolio's Diversified Municipal Class differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance is no guarantee of how it will perform in the future.


Bar Chart


                           Calendar Year Total Returns
                           Diversified Municipal Class

 1992    1993     1994     1995    1996    1997    1998    1999    2000   2001
 ----    ----     ----     ----    ----    ----    ----    ----    ----   ----
6.54%   8.44%   -2.52%   12.97%   3.64%   6.68%   4.62%   0.45%   7.81%
                                                                  -----

Best and Worst Quarters



                           Quarter      Total
                            Ended      Return
Best Quarter
Worst Quarter

Performance Table
Average Annual Total Returns For Years Ended December 31, 2001

                                        One Year      Five Years      Ten Years
Diversified Municipal Class                  ___%            ___%           ___%
Lehman Brothers Five-Year General            ___%            ___%           ___%
Obligation
Municipal Bond Index

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.





SHAREHOLDER FEES (fees paid directly from your investment)

----------------------------------------------------------------------------------------------------------
                                                       Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as       4.25%             None             None
a percentage of offering price)
----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage       None            3.0%*            1.0%**
of original purchase price or redemption proceeds,
whichever is lower)
----------------------------------------------------------------------------------------------------------
Exchange Fee                                                None             None             None
----------------------------------------------------------------------------------------------------------

* Class B Shares of every Portfolio automatically convert to Class A Shares after 6 years. The contingent deferred sales charge ("CDSC") decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the 3rd year.
** For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets) and EXAMPLES

The Examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other Portfolios. They assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Annual Operating Expenses
--------------------------------------------------------------------------------
New York Municipal Portfolio
--------------------------------------------------------------------------------
                                                 Class A    Class B    Class C
--------------------------------------------------------------------------------
Management Fees                                  0.50%      0.50%      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                        0.30%      1.00%      1.00%
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Portfolio Operating Expenses
--------------------------------------------------------------------------------

California Municipal Portfolio
--------------------------------------------------------------------------------
                                                 Class A    Class B    Class C
--------------------------------------------------------------------------------
Management Fees                                  0.50%      0.50%      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                        0.30%      1.00%      1.00%
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Portfolio Operating Expenses
--------------------------------------------------------------------------------

Diversified Municipal Portfolio
--------------------------------------------------------------------------------
                                                 Class A    Class B    Class C
--------------------------------------------------------------------------------
Management Fees                                  ____%      ____%      ____%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                        0.30%      1.00%      1.00%
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Portfolio Operating Expenses
--------------------------------------------------------------------------------

Examples [INCLUDE]
--------------------------------------------------------------------------------
New York Municipal Portfolio
--------------------------------------------------------------------------------
                              Class A   Class B+  Class B++  Class C+  Class C++
--------------------------------------------------------------------------------
After 1st Yr.
--------------------------------------------------------------------------------
After 3 Yrs.
--------------------------------------------------------------------------------
After 5 Yrs.
--------------------------------------------------------------------------------
After 10 Yrs.                               (a)       (a)
--------------------------------------------------------------------------------

California Municipal Portfolio
--------------------------------------------------------------------------------
                              Class A   Class B+  Class B++  Class C+  Class C++
--------------------------------------------------------------------------------
After 1st Yr.
--------------------------------------------------------------------------------
After 3 Yrs.
--------------------------------------------------------------------------------
After 5 Yrs.
--------------------------------------------------------------------------------
After 10 Yrs.                               (a)       (a)
--------------------------------------------------------------------------------

Diversified Municipal Portfolio
--------------------------------------------------------------------------------
                              Class A   Class B+  Class B++  Class C+  Class C++
--------------------------------------------------------------------------------
After 1st Yr.
--------------------------------------------------------------------------------
After 3 Yrs.
--------------------------------------------------------------------------------
After 5 Yrs.
--------------------------------------------------------------------------------
After 10 Yrs.                               (a)       (a)
--------------------------------------------------------------------------------

----------
+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Assumes Class B shares convert to Class A shares after 6 years.

--------------------------------------------------------------------------------
              ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT
                     STRATEGIES AND RISKS OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This section contains additional information about the Portfolios' principal investment strategies and related risks, which are described above.


Making Investment Decisions for the Portfolios


To solve the complex problems of bond valuation, we devote considerable resources to research. Our business is investment research and management and we have developed proprietary and innovative means of improving investment decision-making.


To minimize the emotional aspects of decision-making under uncertainty, we strive to apply our valuation tools in a consistent and disciplined fashion. Our research is applied within a value-oriented framework. Investment decision-making is disciplined, centralized and highly systematic.


To identify attractive bonds for the Portfolios, we evaluate securities and sectors to identify the most attractive securities in the market at a given time-- those offering the highest expected return in relation to their risks. In addition, we may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk. Finally, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time, within specified limits for each Portfolio.

Portfolio turnover: The Portfolios of the Fund generally buy portfolio securities with the intention of holding them for investment. However, when market conditions or other circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover ratio may increase transaction costs and may affect taxes paid by shareholders to the extent short-term or long-term gains are distributed.

Changing the investment objectives and policies by the Portfolios; when shareholder approval is required: A fundamental investment objective or policy cannot be changed without shareholder approval. As a fundamental investment policy, each Portfolio will invest no less than 80% of its net assets in municipal securities. In addition, as a fundamental policy, each of the New York Municipal Portfolio and the California Municipal Portfolio will invest at least 80% of its net assets in a portfolio of municipal securities issued by each respective State or its political subdivisions, or otherwise exempt from such state's state income tax. All other investment objectives and policies of the Portfolios are not fundamental and thus may be changed without shareholder approval. Shareholders will receive prior written notice before any material change to the investment objectives or policies of any Portfolio is implemented.

Special Investment Techniques and Related Risks




Futures Contracts: The Portfolios may also enter into contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. These include futures contracts with respect to bonds, Eurodeposits, securities indexes, currencies, options or other derivatives or financial instruments.


Futures contracts can be highly volatile and could reduce a Portfolio's total returns. Attempts by the Manager to use futures for hedging or other purposes may not be successful. Each Portfolio's potential losses from the use of futures extend beyond its initial investment in such contracts and are potentially unlimited. Also, losses from futures could be significant if a Portfolio is unable to close out its position due to disruptions in the market or lack of liquidity.


--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


In addition to the principal investments previously described, the Portfolios may invest in other instruments. This section of the prospectus contains detailed information about the other instruments in which the Portfolios may invest, special investment techniques that the Manager may employ and information about the related risks. The limitations and restrictions discussed below supplement those discussed earlier in this prospectus.

Portfolio holdings are detailed in the Fund's financial statements, which are sent to Fund shareholders twice a year.


Additional investments, strategies and practices permitted; details in Portfolios' SAI: Each Portfolio may invest in other securities, use other strategies and engage in other investment practices. Detailed information about these securities, strategies and practices is contained in the Portfolios' Statement of Additional Information (SAI), which is available upon request at no cost (see the back cover of this prospectus).


Investment policies and limitations apply at time of purchase only: Unless otherwise specified, the policies and limitations discussed in this prospectus apply at the time an instrument is purchased. Thus, a change of circumstances will not require the sale of an investment if it was otherwise properly purchased.


Interest Only/Principal Only Securities: The Portfolios may invest in a type of mortgage-related security where all interest payments go to one class of holders--"Interest Only" or "IO"--and all of the principal goes to a second class of holders--"Principal Only" or "PO."

The market values of both IOs and POs are sensitive to prepayment rates; the value of POs varies directly with prepayment rates, while the value of IOs varies inversely with prepayment rates. If prepayment rates are high, investors may actually receive less cash from the IO than was initially invested. Most IOs and POs are considered to be illiquid securities (see discussion below).

Illiquid Securities: Securities that are not readily marketable may be illiquid securities. Each of the Portfolios may invest as much as 15% of its net assets in illiquid securities.

Examples of illiquid securities include guaranteed investment contracts ("GICs"), bank investment contracts ("BICs") and certain private placement securities. A GIC is a contract issued by an insurance company that guarantees payment of interest and repayment of principal. A BIC is a contract issued by a bank that guarantees payment of interest and repayment of principal. Private placement securities are securities that are exempt from registration with the Securities and Exchange Commission and may be sold only in privately negotiated transactions.


Special Investment Techniques And Related Risks

In seeking to achieve its investment objectives, each of the Portfolios may invest in higher-risk securities or use special investment techniques. These techniques may be used:


      o to hedge various market risks (such as interest rates and broad or security-specific changes in the prices of securities);
      o to manage the effective maturity or duration of fixed-income securities; and
      o     to exploit mispricings in the securities markets.


Below is a description of some of these special investment techniques. For additional information on special investment techniques, see the Fund's SAI (see the back cover of this prospectus).

Options


The Portfolios may each purchase and sell put and call options on securities, securities indexes and futures contracts. The Portfolios will write only covered options or other derivatives or financial instruments.


The Portfolios may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, currencies, futures or other instruments. In addition, the Portfolios may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. No Portfolio will write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.

Options can be highly volatile and could reduce a Portfolio's total returns. Attempts by the Manager to use these investments for hedging or other purposes may not be successful. Each Portfolio's potential losses from the use of options extend beyond its initial investment in such contracts and are potentially unlimited. Also, losses from options could be significant if a Portfolio is unable to close out its position due to disruptions in the market or lack of liquidity.

Swaps and Hybrid Investments

As part of its investment program and to maintain greater flexibility, each Portfolio may invest in hybrid instruments (a type of potentially high-risk derivative) that have the characteristics of futures, options, currencies and securities. These instruments may take a variety of forms, such as a security with the principal amount, redemption or conversion terms related to the market price of some commodity, currency or securities index. They may also be debt instruments with interest or principal payments determined by reference to commodities, currencies, fixed-income instruments, financial indexes or other financial or economic indicators, data or events.

Hybrids can have volatile prices and limited liquidity and their use by a Portfolio may not be successful. The risk of these investments can be substantial; possibly all of the principal is at risk. No Portfolio will invest more than 20% of its total assets in these investments.

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.


A Portfolio may enter into interest-rate swaps and purchase and sell interest-rate caps and floors. No Portfolio will use swaps to leverage the Portfolio. A Portfolio will maintain in a segregated account with the Fund's custodian an amount having an aggregate net asset value at least equal to the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap. The Portfolios expect to enter into these transactions for a variety of reasons. A Portfolio may attempt to exploit mispricings in the bond markets or to preserve a return or spread on a particular investment or portion of its portfolio. A Portfolio may also enter these transactions as a duration management technique or to protect against any increase in the price of securities that the Portfolio anticipates purchasing at a later date.

Interest-rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. Such an exchange would allow the Portfolio to alter its exposure to interest-rate market risk without changing the composition of the Portfolio. The purchase of an interest-rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent that the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The Portfolios will enter interest-rate swaps only on a net basis (i.e., the two payment streams are netted out) with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.


Lending Portfolio Securities


Each Portfolio may lend portfolio securities up to 30% of its total assets. Loans may be made to qualified broker-dealers, banks or other financial institutions.


By lending its portfolio securities, a Portfolio attempts to increase its income through the receipt of fees charged in connection with the loan and, when cash collateral is given to secure the loan, income from investment of the cash collateral in time deposits and repurchase agreements. Loans of portfolio securities are marked to the market daily and secured by collateral consisting of certificates of deposit and other cash instruments or U.S. government and agency securities worth no less than the securities loaned.

The Manager believes that the risk of loss on such a transaction is slight because, if the borrower were to default, the collateral would be available to satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. A Portfolio may not have the right to vote securities on loan, but it will call a loaned security in anticipation of an important vote.

When-Issued and Delayed-Delivery Transactions

The Portfolios may purchase securities on a "when-issued" or "delayed-delivery" basis, where a security purchased by a Portfolio is delivered at a later date, usually within three months.

The market value of the security at delivery may be more or less than the purchase price. The Portfolio must segregate liquid assets in an amount at least equal to its purchase commitments; the Portfolio must also segregate securities sold on a delayed-delivery basis.

Future Developments

The Portfolios expect to discover additional opportunities in the areas of options, futures contracts, options on futures contracts and other derivative instruments. These opportunities will become available as the Manager develops new strategies, as regulatory authorities broaden the range of transactions that are permitted and as new options and futures are developed. To the extent such opportunities are both consistent with the Portfolio's investment objectives and restrictions and legally permissible for that Portfolio, we may utilize the strategies. These opportunities may involve risks that differ from those described above.


--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT MANAGER

The investment manager of the Fund is Alliance Capital Management L.P. (the "Manager" or "Alliance"). Alliance has its principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment adviser that manages, as of December 31, 2001, approximately $[UPDATE] billion in assets for individuals, trusts and estates, partnerships, corporations, public and private employee benefit plans, public employee retirement funds, foundations, endowments, banks, insurance companies worldwide, and the Fund. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally.

Investment decisions for each Portfolio are made by Investment Policy Groups comprised of Alliance employees. No one person is primarily responsible for making recommendations to the Investment Policy Groups.


Investment Management Fees


For the period ended September 30, 2001, the aggregate fees paid to the Manager as a percentage of assets for services rendered to each Portfolio with respect to investment management was ___% for the New York Municipal Portfolio, ___% for the California Municipal Portfolio and ___% for the Diversified Municipal Portfolio.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE PORTFOLIOS VALUE THEIR SHARES


The share price for each Portfolio is based on the Portfolio's net asset value ("NAV"). To calculate the NAV, a Portfolio's net worth (assets less liabilities) is divided by the number of outstanding shares.

Regarding Portfolio securities for which readily available market quotations exist, the value is based on the most recent sale price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by the Manager. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. The Fund may use an independent pricing service to value the Portfolios' assets at such times and to such extent as the Manager deems appropriate.


If quotations are not readily available, securities or other assets may be valued by appraisal at their fair value as determined in good faith under procedures established by the Board of Directors.


A Portfolio's NAV is determined as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. New York time) on each business day with the exception of Exchange and national bank holidays, as determined from time to time. Currently, these holidays are: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

To the extent that the assets of a Portfolio are traded in other markets (such as a foreign market) on days when the New York Stock Exchange is closed, the net asset value of a Portfolio may be affected on days when you will not be able to purchase or redeem the Portfolio's shares.


Your order for the purchase, sale, or exchange of shares is priced at the next NAV, plus any applicable sales charge, calculated after your order is received in proper form by the Portfolio. Your purchase of Portfolio shares may be subject to an initial sales charge. Sales of Portfolio shares may be subject to a contingent deferred sales charge or CDSC. See the section of the Prospectus under Distribution Arrangements for details.

HOW TO BUY SHARES

You may purchase shares of any of the Portfolios through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Portfolios' principal underwriter, Alliance Fund Distributors, Inc., or AFD.

      Minimum investment amounts are:

      o     Initial:                            $ 250
      o     Subsequent:                         $  50
      o     Automatic Investment Program:       $  25

If you are an existing Portfolio shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application or the Shareholder Options Form. Call (800) 221-5672 to arrange a transfer from your bank account.

Each Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your account application.

Each Portfolio may refuse any order to purchase shares. In particular, the Portfolios reserve the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Portfolio shares for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next determined NAV, without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Portfolios may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Portfolio) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Portfolio receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Portfolio is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

SELLING SHARES THROUGH YOUR BROKER

Your financial representative must receive your sales request before 4:00 p.m., Eastern Time, and submit it to the Portfolio by 5:00 p.m., Eastern Time, for you to receive that day's NAV, less any applicable CDSC. Your financial representative is responsible for submitting all necessary documentation to the Portfolios and may charge you for this service.

SELLING SHARES DIRECTLY TO A PORTFOLIO

By Mail:

      --Send a signed letter of instruction or stock power form, along with your certificates, to:

                    Alliance Global Investor Services, Inc.
                                 P.O. Box 1520
                            Secaucus, NJ 07096-1520
                                 1-800-221-5672

      --For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signature. Stock power forms are available from your financial intermediary, Alliance Global Investor Services, Inc. ("AGIS"), and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

      --You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      --A telephone request must be made by 4:00 p.m., Eastern Time, for you to receive that day's NAV, less any applicable CDSC.

      --If you have selected electronic funds transfer in your Shareholder Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      --Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      --Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

-------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income, (interest and dividends less expenses) and realized net capital gains, if any from the sale of securities to its shareholders.

The Portfolios intend to declare dividends daily and pay them monthly. The Portfolios intend to declare and distribute capital gains distributions at least annually, generally in December. You will be taxed on dividends (unless, as described below, they are derived from the interest earned on municipal securities) and capital gains distributions generally in the year you receive them except that dividends and capital gains distributions declared in October, November or December and paid prior to February 1 of the following year will be taxable to you in the year they are declared.

If you purchase shares shortly before the record date of a capital gains distribution of any of the Portfolios, the share price will include the amount of the distribution. On the record date of the distribution, the net asset value of Portfolio shares will drop by the amount of the distribution.

Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Portfolio on which they were paid. The number of shares you receive is based upon the net asset value of the Portfolio on the record date. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. In the alternative, you may elect in writing received by us not less than five business days prior to the record date to receive dividends and/or capital gains distributions in cash. You will not receive interest on uncashed dividend, distribution or redemption checks.

As a result of investment objectives and strategies, we expect that, in general, the Portfolios will distribute primarily dividends derived from the interest earned on municipal securities.

If you are subject to taxes, you may be taxed on income dividends (unless, as described below, they are derived from the interest earned on municipal securities) and capital gains distributions from the Portfolios whether they are received in cash or additional shares. Regardless of how long you have owned your shares in the Portfolio, distributions of long-term capital gains are taxed as such and distributions of net investment income and short-term capital gains are taxed as ordinary income. For individual taxpayers, ordinary income is taxed at a higher rate than long-term capital gains. Income dividends that are exempt from federal income tax may be subject to state and local taxes.

Generally, it is intended that income dividends paid on your shares in the Portfolios will be exempt from federal income taxes. However, any of the Portfolios may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. In addition, you may be taxed on any capital gains distributions from the Portfolios.

The New York Municipal Portfolio provides income that is generally tax-free for New York state and local personal income tax purposes to the extent that the income is derived from New York Municipal Securities or securities issued by possessions of the United States. Similarly, the California Municipal Portfolio provides income that is generally tax-free for California state personal income tax purposes to the extent that the income is derived from California Municipal Securities or securities issued by possessions of the United States. A portion of income of the Diversified Municipal Portfolio may also be exempt from state and local income taxes in certain states to the extent that the Portfolio derives income from securities on which the interest is exempt from taxes in that state.

Interest on certain "private activity bonds" issued after August 7, 1986 are items of tax preference for purposes of the corporate and individual alternative minimum tax. If you hold shares in a Portfolio that invests in private activity bonds, you may be subject to the alternative minimum tax on that portion of the Portfolio's distributions derived from interest income on those bonds. Additionally, tax-exempt income constitutes "adjusted current earnings" ("ACE") for purposes of calculating the ACE adjustment for the corporate alternative minimum tax.

If, for any taxable year, a Portfolio distributes income from dividends from domestic corporations and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the dividends they receive.

If you redeem shares of a Portfolio or exchange them for shares of another Alliance Fund, you generally will recognize a capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss if you held your shares for more than one year. Losses recognized on a sale and repurchase are disallowed to the extent that the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the transaction date. If you experience a loss and have held your shares for only six months or less, such loss generally will be treated as a long-term capital loss to the extent of any capital gains distributions received or deemed received on such shares. However, any such loss will be disallowed to the extent of any dividends derived from the interest earned on municipal securities.

This Prospectus summarizes only some of the tax implications you should consider when investing in our Fund. You are urged to consult your own tax adviser regarding specific questions you may have as to federal, state, local or any other taxes.

Statements as to the tax status of dividends and distributions of each Portfolio are mailed annually.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes: The Portfolios offer three classes of shares through this
               Prospectus.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at NAV with an initial sales charge, as follows:

                                            Initial Sales Charge
                                            --------------------
                                                                    Commission
                                                                        to
                                             as % of               Dealer/Agent
                                               Net       as % of      as % of
                                              Amount    Offering     Offering
Amount Purchased                             Invested     Price        Price
-----------------                            --------   --------   ------------
Up to $100,000                                   4.44%      4.25%          4.00%
$100,000 up to $250,000                          3.36       3.25           3.00
$250,000 up to $500,000                          2.30       2.25           2.00
$500,000 up to $1,000,000                        1.78       1.75           1.50

You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but you may pay a 1% CDSC if you redeem your shares within 1 year. The Manager may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges in accordance with a Portfolio's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value programs. Consult the Subscription Application and the SAI about these options.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

You can purchase Class B shares at NAV without an initial sales charge. A Portfolio will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 3 years of purchase. The CDSC varies depending on the number of years that you hold the shares. The CDSC amounts are:

                  Year Since Purchase        CDSC
                  -------------------        ----
                  First                        3%
                  Second                       2%
                  Third                        1%
                  Fourth                     None

If you exchange your shares for the Class B shares of another Alliance Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

Class B shares purchased for cash automatically convert to Class A shares six years after the end of the month of your purchase, If you purchase shares by exchange for the Class B shares of another Portfolio or other Alliance Fund, the conversion period runs from the date of your purchase.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

You can purchase Class C shares at NAV without any initial sales charge. The Portfolio will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Portfolio or other Alliance Fund, the 1% CDSC also will apply to those Class C shares. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Portfolio.

Asset-Based Sales Charge or Rule 12b-1 Fees: Each Portfolio has adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Portfolio's shares is:

                                     Rule 12b-1 Fee
                                    (as a percent of
                                    aggregate average
                                    daily net assets)
                                    -----------------
            Class A                        .30%
            Class B                       1.00%
            Class C                       1.00%

Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of six years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Choosing a class of shares: The decision as to which class is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge, as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

Application of the CDSC: The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Portfolio shares acquired through an exchange, the cost of the Alliance Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Portfolios may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bi-monthly, or quarterly systematic withdrawal plan. See the Portfolios' SAI for further information about CDSC waivers.

Other: A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Portfolio, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

The full names of the classes of the Portfolios are as follows:

Alliance Intermediate New York Municipal Class A shares, Alliance Intermediate New York Municipal Class B shares, and Alliance Intermediate New York Municipal Class C shares of New York Municipal Portfolio; Alliance Intermediate California Municipal Class A shares, Alliance Intermediate California Municipal Class B shares, and Alliance Intermediate California Municipal Class C shares of California Municipal Portfolio; and Alliance Intermediate Diversified Municipal Class A shares, Alliance Intermediate Diversified Municipal Class B shares and Alliance Intermediate Diversified Municipal Class C shares of Diversified Municipal Portfolio.

Under unusual circumstances, a Portfolio may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Portfolio reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephonic requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services: AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS' toll-free number,
(800)221-5672. Some services are described in the attached Subscription Application. A shareholder's manual explaining all available services will be provided upon request. To request a shareholder manual, call (800)227-4618.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial highlights are not available for Class A, Class B or Class C shares of the Portfolios because these classes began offering shares in February 2002.

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.

o Statement of Additional Information (SAI)

The Portfolios have an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:          c/o Alliance Global Investor Services, Inc.
                  P.O. Box 1520
                  Secaucus, NJ 07096

By phone:         For Information:  (800) 221-5672
                  For Literature:   (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Comission's Public Reference Section, Washington DC 20549-0102

You also may find more information about Alliance and the Portfolios on the Internet at: www.Alliancecapital.com.

Investment Company Act File Number: 811-5555

Alliance Capital [LOGO](R)


                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO

--------------------------------------------------------------------------------

c/o Alliance Global Investor Services, Inc.
P.O. Box 1520, Secaucus, New Jersey 07096-1520
Toll Free (800) 221-5672
For Literature: Toll Free (800) 227-4618

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
__________ __, 2002

--------------------------------------------------------------------------------

            This Statement of Additional Information ("SAI") relates to (i) the Alliance Intermediate New York Municipal Class A shares, Alliance Intermediate New York Municipal Class B shares and Alliance Intermediate New York Municipal Class C shares of the New York Municipal Portfolio, (ii) the Alliance Intermediate California Municipal Class A shares, Alliance Intermediate California Municipal Class B shares and Alliance Intermediate California Municipal Class C shares of the California Municipal Portfolio and (iii) the Alliance Intermediate Diversified Municipal Class A shares, Alliance Intermediate Diversified Municipal Class B shares and Alliance Intermediate Diversified Municipal Class C shares of the Diversified Municipal Portfolio (together with the California Municipal Portfolio and the New York Municipal Portfolio, the "Portfolios") of the Sanford C. Bernstein Fund, Inc. (the "Fund"). This SAI is not a prospectus, but supplements and should be read in conjunction with the prospectus, dated _______ __, 2002 for the Portfolios (the "Prospectus"). Copies of such Prospectus may be obtained by contacting Alliance Global Investor Services, Inc. at the address or the "For Literature" telephone number shown above.

TABLE OF CONTENTS


                                                                            Page
                                                                            ----

Fund History.................................................................2
Investment Policies and Restrictions.........................................2
Investment Restrictions......................................................16
Investments..................................................................19
Management of the Fund.......................................................43
Expenses of the Fund.........................................................45
Purchase of Shares...........................................................48
Redemption and Repurchase of Shares..........................................66
Shareholder Services.........................................................70
Net Asset Value..............................................................76
Dividends, Distributions and Taxes...........................................78
Brokerage and Portfolio Transactions.........................................84
General Information..........................................................85
Report of Independent Auditors and Financial Statements......................95
Appendix : Description of Corporate and Municipal Bond Ratings...............A-1

----------
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

--------------------------------------------------------------------------------

FUND HISTORY

--------------------------------------------------------------------------------

            The Fund was incorporated under the laws of the State of Maryland on May 4, 1988 as an open-end investment management company.

--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

--------------------------------------------------------------------------------

            The New York Municipal Portfolio and the California Municipal Portfolio are non-diversified. The Diversified Municipal Portfolio is diversified. The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of each Portfolio set forth in the Portfolios' Prospectus. Except as otherwise noted, each Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") and may be changed by the Board of Directors of the Fund with respect to a Portfolio without approval of the shareholders of such Portfolio; however, such shareholders will be notified of a material change in such policies. If there is a change in investment policy or objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs.

            The New York Municipal Portfolio commenced offering the New York Municipal Class shares on January 9, 1989, the California Municipal Portfolio commenced offering the California Municipal Class shares on August 6, 1990, and the Diversified Municipal Portfolio commenced offering the Diversified Municipal Class shares on January 9, 1989, pursuant to a separate Prospectus. The Board of Directors of the Fund authorized the commencement of offering Alliance Intermediate New York Class A shares, Alliance Intermediate New York Class B shares, Alliance Intermediate New York Class C shares of the New York Municipal Portfolio, Alliance Intermediate California Class A shares, Alliance Intermediate California Class B shares, Alliance Intermediate California Class C shares of the California Municipal Portfolio, Alliance Intermediate Diversified Class A shares, Alliance Intermediate Diversified Class B shares and Alliance

Intermediate Diversified Class C shares of the Diversified Municipal Portfolio in November 2001 to be effective in February 2002.

All Portfolios

            Each Portfolio evaluates a wide variety of instruments and issuers, utilizing a variety of internally developed, quantitatively based valuation techniques. Except as otherwise specified, each of the Portfolios may invest in any of the securities described in the Prospectus and this SAI. In addition, each of the Portfolios may use any of the special investment techniques, some of which are commonly called derivatives, described in the Prospectus and this SAI to hedge various market risks (such as interest rates and broad or security-specific changes in the prices of fixed-income securities), to manage the effective maturity or duration of fixed-income securities, to exploit mispricings in the securities markets or as an alternative to activities in the underlying cash markets.

            None of the Portfolios will purchase any security if immediately after that purchase less than 80% of the Portfolio's total assets would consist of securities or commercial paper rated A or higher by Standard & Poor's Corporation ("Standard & Poor's"), Fitch IBCA, Inc. ("Fitch") or Moody's Investors Service, Inc. ("Moody's"); SP-1 by Standard & Poor's, F-1 by Fitch or MIG 1 or VMIG 1 by Moody's; A-1 by Standard & Poor's, or P-1 by Moody's; or of securities and commercial paper that are rated by other ratings agencies or are not rated but in either case are determined by Alliance Capital Management L.P. ("Alliance" or the "Manager") to be of comparable quality. In addition, none of the Portfolios will purchase a security or commercial paper rated less than B by Standard & Poor's, Fitch or Moody's; less than A-2 or SP-2 by Standard & Poor's, less than F-2 by Fitch or less than P-2, MIG 2 or VMIG 2 by Moody's; or securities and commercial paper that are rated by other ratings agencies or not rated but in either case are determined by the Manager to be of comparably poor quality. In the event of differing ratings, the higher rating shall apply. The impact of changing economic conditions, investment risk and changing interest rates is increased by investing in securities rated below A by Standard & Poor's, Fitch or Moody's; below SP-1 or A-1 by Standard & Poor's, below F-1 by Fitch or below MIG 1, VMIG 1 or P-1 by Moody's. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for higher-grade bonds. Accordingly, lower-rated bonds may be difficult to value accurately. Securities rated BBB by Standard

& Poor's and Fitch or Baa by Moody's are investment grade. Securities that are rated BB or B by Standard & Poor's and Fitch, or Ba or B by Moody's are considered to be speculative with regard to the payment of interest and principal.


            In addition to these policies, which govern all Portfolios, individual Portfolios have individual policies, discussed hereafter, pertaining to the minimum ratings and types of investments permitted, as well as the effective duration and average maturity of the Portfolio. Effective duration, a statistic that is expressed in time periods, is a measure of the exposure of the Portfolio to changes in interest rates. Unlike maturity, which is the latest possible date for the final payment to be received from a bond, effective duration is a measure of the timing of all the expected interest and principal payments. The actual duration of each of the Portfolios may vary, depending on the Manager's interest-rate forecast. When interest rates are expected to rise, the duration is shortened. When interest rates are expected to fall, the duration is lengthened.


            The maturity composition of each of the Portfolios may also vary, depending upon the shape of the yield curve and opportunities in the bond market, at times being concentrated in the middle part of the targeted range, while at other times consisting of a greater amount of securities with maturities that are shorter and others that are longer than the targeted range.

            Generally, the value of debt securities changes as the general level of interest rates fluctuates. During periods of rising interest rates, the values of fixed-income securities generally decline. Conversely, during periods of falling interest rates, the values of these securities nearly always increase. Generally, the longer the maturity or effective duration, the greater the sensitivity of the price of a fixed-income security to any given change in interest rates. The value of each Portfolio's shares fluctuates with the value of its investments.


            As a fundamental policy, each of the Portfolios will invest, under normal market conditions, at least 80% of its net assets in Municipal Securities. "Municipal Securities" are securities issued by states and their various political subdivisions along with agencies and instrumentalities of states and their various political subdivisions and by possessions and territories of the United States, such as Puerto Rico, the Virgin Islands and Guam and their various political subdivisions. The income from these securities is exempt from federal taxation or, in certain instances, may be includable in income subject to the alternative minimum tax.


            In addition to Municipal Securities, each Portfolio may invest in non-municipal securities when, in the opinion of the Manager, the inclusion of the non-municipal security will enhance the expected after-tax return of the Portfolio in accordance with the Portfolio's objectives.

New York Municipal Portfolio:

            The New York Municipal Portfolio invests in those securities which it believes offer the highest after-tax returns for New York residents (without regard to any alternative minimum tax) consistent with a prudent level of credit risk. The New York Municipal Portfolio will, as a fundamental policy, invest, under normal market conditions, at least 80% of its net assets, at the time of investment, in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax ("New York Municipal Securities"). The income from these securities is exempt from federal and New York personal income taxes but, in certain instances, may be includable in income subject to the alternative minimum tax.

            The New York Municipal Portfolio is a non-diversified portfolio under the 1940 Act. Nonetheless, the Fund intends to continue to qualify the New York Municipal Portfolio, like each of the other Portfolios, as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended. This requires, at the close of each quarter of each fiscal year, that at least 50% of the market value of the New York Municipal Portfolio's total assets be represented by cash, cash items, U.S. government securities and other securities limited, in respect to any one issuer, to an amount no greater than 5% of the Portfolio's total assets, and that the New York Municipal Portfolio invest no more than 25% of the value of its total assets in the securities of any one issuer (other than the U.S. government). If the New York Municipal Portfolio's assets consist of the securities of a small number of issuers, any change in the market's assessment, or in the financial condition, of any one of those issuers could have a significant impact on the performance of the Portfolio.

            Because the New York Municipal Portfolio invests primarily in New York Municipal Securities, the Portfolio's performance is closely tied to economic conditions within the

State of New York and the financial condition of the State and its agencies and municipalities.

            New York State is the third most populous state in the nation (behind California and Texas) and has a relatively high level of personal wealth and a diverse economy.

            The effects of the terrorist attacks of September 11, 2001 on the economies of New York State and New York City will likely be substantial. This is discussed in more detail below. A discussion of New York State and New York City's fiscal outlook for the fiscal year ended March 31, 2001 and the months prior to September 11, 2001, follows.

            The terrorist attacks of September 11, 2001 will likely have a substantial adverse impact on the economies of New York State and New York City and will therefore have an adverse impact on the ratings of New York obligations, the effect of which cannot be determined at this time. According to a report from the Office of the State Comptroller, "After the World Trade Center Attack - Fiscal Uncertainties Facing the State and Local Governments" (the "October Report"), released on October 22, 2001, there were significant fiscal problems throughout New York State prior to September 11, and those problems have been exacerbated by the economic damage caused by the attack. It is anticipated that the events of September 11 will likely negatively impact the State's revenue stream on both state and local levels. Governor George Pataki has estimated a potential revenue loss of up to $2.9 billion for New York State Fiscal Year (SFY) 2001-02. The Governor has already requested federal assistance for, among other things, the loss of State revenue, as discussed below.

            The September Cash Report released by the Office of the State Comptroller indicated that revenues were approximately $500 million below projections. However, the Office of the State Comptroller cautioned that it is difficult to infer the fiscal impact of the terrorist attacks based on only one month of data. On October 15, 2001, Governor Pataki announced a $3 billion budget reduction plan for the next 18 months in an effort to help gain control over the fiscal situation of the State, which includes a hiring freeze, retirement buy-outs, elimination of non-essential spending, and restructuring of State debt. These actions are projected to save $1 billion.

            Prior to the attack on the World Trade Center, Governor Pataki projected a SFY 2002-2003 deficit gap of $3.2 billion. Since then, the Governor has projected an additional

SFY 2002-03 revenue loss of between $3.2-$6.1 billion due to the September 11 attack and a slowing economy. The October Report did note that these figures are only estimates and that they assume no federal assistance for lost revenues, which has been requested by the Governor, as discussed below.

            On October 9, 2001, Mayor Rudolph Giuliani updated New York City's current year's budget for Fiscal Year (CFY) 2002, to reflect developments both prior to and after the September 11 events. According to the Mayor, even before September 11, New York City faced a potential budget gap of $625 million. As a result of the terrorist attacks, the revenue shortfall for the current fiscal year has increased to an estimated $1 billion. New York City is seeking federal and state support of up to $1 billion beginning in CFY 2002. To offset a portion of the remaining budget deficit, New York City anticipates debt service savings ($147 million), and the Mayor is urging the State to restore funding to the Stock Transfer Incentive Fund ($114 million) and to approve the sale of the New York City Off-Track Betting Corporation ($250 million). However, there can be no assurance that New York State will take the steps requested by New York City. The Mayor acknowledged that New York City faces a significant fiscal challenge in the coming year. The State Comptroller's July report on the New York City's financial plan cited the potential for a budget gap of $3.8 billion.

            On October 9, 2001, Governor Pataki presented a $54 billion aid proposal to federal officials. The proposal provides an estimated cost of basic rescue, recovery and rebuilding at approximately $34 billion. The proposal goes on to request an additional $20 billion from the federal government to cover lost New York State and New York City revenues, provide incentives for economic recovery of the World Trade Center area, enhance the public transportation infrastructure and help pay for the support of families and dislocated workers. At this time, it is unknown what part, if any, of the Governor's proposal will be accepted.

            According to the Comptroller's 2001 Report on the Financial Condition of New York State, dated August 2001 (the Comptroller's Report), the State's personal income rose by 1.9%, while per person income in the nation grew by 4%. In recent years, the State's growth rate has usually been above the national rate. The State's per person income continues to be higher than that of the national average, with the State ranking fourth highest in personal income per person in 2000, the same position it has held since 1993. From the first half of 1992--which marked the beginning of the current economic expansion--to the first half of 2001, the number of jobs in New York State grew by 12.7%, over half of the 22.4% gain nationwide. Growth in the State has slowed this year when compared to the growth rates for the first half of the last several years. In March 2001 the State's unemployment rate fell below that of the nation, according to the Comptroller's Report. As of June 2001, the State's unemployment rate stood at 4.2% while the national rate was 4.7%. New York City's unemployment rate has been declining steadily since 1998, and in June 2001 fell to 5.0%. For the six months ended June 2001, the State gained an average of 122,600 jobs, or 1.4%, compared to the same period in 2000, while the United States gained an average of 1,087,500 jobs or 0.8%, according to the Comptroller's Report. Most of New York's job growth occurred in the service industries, while manufacturing continued to lose jobs. According to a statement from New York's Chief Economist Stephen Kagann on October 18, 2001, the New York rate of unemployment (seasonally adjusted) in September 2001 was 4.9%, up from 4.7% in August 2001, although this data does not fully reflect the impact of the events of September 11. Unemployment was 6.3% in the City and 4.0% in the rest of the State. In September 2001, the national rate was 4.9%. According to the report, "Employment and Wages in New York City, Manhattan and Manhattan Localities," released on October 1 by Assembly Speaker Sheldon Silver and Ways and Means Committee Chairman Herman Farrell, Jr., more than a half a million private sector jobs (7.3 percent of State's private sector employment) were affected by the terrorist attack on the World Trade Center. According to the Comptroller's Report, the State's economy and tax base continues to be dependent on the financial services sector.

            For fiscal year 2000-2001, New York's General Fund had an operating surplus of $245 million, according to the State of New York Comprehensive Annual Financial Report for fiscal year ended March 31, 2001 (the Annual Report). As a result, the General Fund reported an accumulated surplus of $4.170 billion at March 31, 2001, according to the Comptroller's Report.

            According to the Annual Report, the State completed its fiscal year ended March 31, 2001 with a combined Governmental Funds operating surplus of $1.587 billion as compared to a combined Governmental Funds operating surplus for the preceding fiscal year of $3.030 billion. Governmental Funds account for most of the State's operations, including the General Fund, Federal programs, debt service and capital construction. The combined 1999-2000 operating surplus of $1.587 billion included operating surpluses in the General Fund of $245 million, Special Revenue Funds of $1.252 billion, Debt Service Funds of $20 million and Capital Projects Funds of $109 million. As of March 31, 2001, the State had a balance in its Governmental Funds of $9.580 billion represented by liabilities of $16.550 billion and by assets available to liquidate such liabilities of $26.131 billion.

            According to the Comptroller's Report, the State's 2001 expenditures and other financing uses totaled $84.073 billion, a 9.07% increase of $6.993 billion from 2000.

            As of October 29, 2001, S&P rated New York's outstanding general obligation bonds AA. Moody's Investors Service rates the State A2.

            The New York Municipal Portfolio is not appropriate for tax-exempt investors. Moreover, because the New York Municipal Portfolio seeks income exempt from New York State and local taxes as well as federal income tax, the Portfolio may not be appropriate for taxable investors, such as non-New York State residents, who are not subject to New York State income taxes. Shareholders may wish to consult a tax advisor about the status of distributions from the Portfolio in their individual states or localities.

California Municipal Portfolio:

            The California Municipal Portfolio invests in those securities which it believes offer the highest after-tax returns for California residents (without regard to any alternative minimum tax) consistent with a prudent level of credit risk. The California Municipal Portfolio will, as a matter of fundamental policy, invest, under normal market conditions, at least 80% of its net assets, at the time of investment, in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax ("California Municipal Securities"). The income from these securities is exempt from federal and California personal income taxes but, in certain instances, may be includable in income subject to the alternative minimum tax.

            The California Municipal Portfolio is a non-diversified portfolio under the 1940 Act. Nonetheless, the Fund intends to continue to qualify the California Municipal Portfolio as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended. This requires, at the close of each quarter of each fiscal year, that at least 50% of the market value of the California Municipal Portfolio's total assets be represented by cash, cash items, U.S. government securities and other securities limited, in respect to any one issuer, to an amount no greater than 5% of the Portfolio's total assets, and that the California Municipal Portfolio invest no more than 25% of the value of its total assets in the securities of any one issuer (other than the U.S. government). If the California Municipal Portfolio's assets consist of the securities of a small number of issuers, any change in the market's assessment, or in the financial condition, of any one of those issuers could have a significant impact on the performance of the Portfolio.

            Because the California Municipal Portfolio invests primarily in California Municipal Securities, the performance of the Portfolio is closely tied to economic conditions within the State of California and the financial condition of the State and its agencies and municipalities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could adversely affect the ability of issuers of California Municipal Securities to pay interest and principal on municipal securities.

      California is the most populous state in the nation with a total population estimated at 34 million. California has a diverse economy, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors.


      State Finances

      The Budget Process. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the Governor's Budget, the Legislature takes up the proposal. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor.

      The General Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

      The Special Fund for Economic Uncertainties ("SFEU"). The SFEU is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund.

      Inter-Fund Borrowings. Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund.

      Local Governments. The primary units of local government in California are the counties, which are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

      In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990's, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of the property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Since then the State has also provided additional funding to counties and cities through such programs as health and welfare realignment, welfare reform, trial court restructuring, the Citizens' Option for Public Safety (COPS) program supporting local public safety departments, and various other measures.

      State Appropriations Limit. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds. There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, most state subventions to local governments, appropriations for the tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

      Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5,
1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to California per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace the Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period.

      Recent Fiscal Year Financial Results


      2001-02 Fiscal Year

            On July 26, 2001, the Governor signed the 2001 Budget Act enacting the State's fiscal year 2001-02 budget. The spending plan projects General Fund revenues of $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates. The 2001 Budget Act includes General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year, which could be accomplished without serious program cuts because such a large part of the 2000 Budget Act was comprised of one-time expenditures. The 2001 Budget Act also includes Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The Governor held back $500 million as a set aside for litigation costs and vetoed almost $500 million in General Fund expenditures from the Budget passed by the legislature.

            The State issued approximately $5.7 billion of revenue anticipation notes on October 4, 2001 as part of its cash management program. The Department of Finance estimated in the 2001 Budget Act that the June 30, 2001 SFEU balance, the budget reserve, will be approximately $6.3 billion, although this reserve has been virtually entirely used to provide advances to support the Department of Water Resources ("DWR") power purchase program, as described below. The 2001 Budget Act uses more than half of the budget surplus as of June 30, 2001, but has a projected balance in the SFEU at June 30, 2002 of $2.6 billion. The 2001 Budget Act assumes the $6.1 billion advanced by the General Fund to the Department of Water Resources for power purchases will be repaid with interest. Since the enactment of the 2001 Budget Act, the Governor has signed into law several spending bills or tax credits totaling an estimated $110 million for the General Fund for 2001-02, which would in the absence of offsetting expenditure reductions reduce the budgeted reserve in the SFEU of $2.6 billion. In preparing the 2002-03 Proposed Budget, the Governor has informed all State agencies (other than public safety activities and other mandatory expenditures) to prepare 15% reduction proposals.

            In mid-2000, wholesale electricity prices in California began to rise, swiftly and dramatically. Retail electricity rates permitted to be charged by California's investor-owned utilities ("IOUs") had previously been frozen by California law. The resulting shortfall between revenues and costs adversely affected the creditworthiness of the IOUs and their ability to purchase electricity. In the face of those difficulties and serious shortages of electricity, the Governor proclaimed a state of emergency to exist in California and directed the DWR to enter into contracts and arrangements for the purchase and sale of electric power using advances from the State's General Fund, as necessary to assist in mitigating the effects of the emergency. The DWR's power supply program is designed to cover the shortfall between the amount of electricity required by retail electric customer's of California's IOUs and the amount of electricity produced by the IOUs and purchased by the IOUs under existing contracts.

            Between January 17, 2001 and October 15, 2001, DWR committed approximately $11.3 billion under the power supply program. DWR has announced plans to issue approximately $12.5 billion in revenue bonds to purchase electricity, which would be repaid over time by ratepayers. Neither the faith and credit nor the taxing power of the State will be pledged to pay the revenue bonds. The timing of the DWR bond sales is dependent on action by the California Public Utilities Commission and other factors, including potential legal challenges. Although this crisis has moderated in the past few months, the State Department of Finance believes that short- and long-term business investment and location decisions may be adversely affected by the energy crisis.

            The terrorist attacks of September 11, 2001 have resulted in increased uncertainty regarding the economic outlook for the State. Past experience suggests that shocks to American society of far lesser severity have resulted in a temporary loss in consumer and business confidence and a reduction in the rate of economic growth. With the U.S. economy already on the edge of recession before the attacks, a downturn in the economy is now a distinct possibility, with a corresponding reduction in State General Fund revenues which had already started to appear before September 11, 2001. It is not possible at this time to project how much the State's economy may be further affected as a result of the attacks.

      The most recent economic report from the Department of Finance, issued in November 2001, indicates that a clearer picture is emerging of the California economy subsequent to the September 11 attacks. Preliminary General Fund agency cash for

October was $220 million below the 2001 Budget Act forecast of $4.630 billion. Year-to-date, revenues are $827 million below expectations. The receipts reflected in this report reflect activity subsequent to the September 11 events with the exception that third-quarter sales tax data are not yet finalized.

      o Sales and use tax receipts were $7 million below the month's forecast of $1.682 billion. The final payment for third-quarter taxable sales was due at the end of October and a portion of this payment is received in early November. At the time this bulletin was prepared, early November receipts were not yet complete; a clearer picture of third-quarter sales will be available by mid-November. Year-to-date through October, the sales tax is $11 million above expectations.

      o Bank and corporation tax revenues were $10 million below the month's forecast of $241 million. Prepayments were $21 million above the estimate of $174 million and other payments exceeded the estimate of $136 million by $28 million. The combined gain, however, was offset by refunds, which were $59 million above the projected level of $69 million. Year-to-date, this tax is down $314 million from forecast.

      o Revenues from the insurance, estate, alcoholic beverage, and tobacco taxes came in $28 million above the $125 million that was expected. The remaining revenues--pooled money interest income and "other" revenues--were $22 million lower than the month's estimate of $73.

      o Personal income tax revenues were $209 million below the month's forecast of $2.509 billion. Withholding was $60 million below the estimate of $2.094 billion--3.7 percent below the year-ago level. Other receipts were $21 million lower than the forecast of $569 million, and refunds were $128 million higher than the projected level of $154 million. Year-to-date, this tax is $698 million under forecast.

            As of October 23, 2001 the State's general obligation bonds were rated Aa3 by Moody's, A+ by Standard & Poor's, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

            The California Municipal Portfolio is not appropriate for tax-exempt investors. Moreover, because the California Municipal Portfolio seeks income exempt from California personal income taxes as well as federal income tax, the California Municipal Portfolio may not be appropriate for taxable investors, such as non-California residents, who are not subject to California personal income taxes. Shareholders may wish to consult a tax advisor about the status of distributions from the Portfolio in their individual states or localities.

Diversified Municipal Portfolio

      The Diversified Municipal Portfolio will not purchase a security if such purchase would result in the Portfolio, at the time of such purchase, having more than 25% of its total assets in Municipal Securities of issuers located in any one state. The Diversified Municipal Portfolio is not appropriate for tax-exempt investors under normal market conditions.


--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

            All of the Portfolios are subject to fundamental investment restrictions. The fundamental restrictions applicable to any one of the Portfolios may not be changed without the approval of the holders of at least a majority of the outstanding securities of that Portfolio, voting separately from any other series of the Fund. "A majority of the outstanding securities" of a Portfolio means the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. A vote by the shareholders of a single Portfolio to modify or eliminate one or more of the restrictions has no effect on the restrictions as applied to the other Portfolios.


            None of the New York Municipal Portfolio, California Municipal Portfolio or the Diversified Municipal Portfolio will, except as otherwise provided herein:


            1) Purchase securities on margin, but any Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions;

            2) Make short sales of securities or maintain a short position;

            3) Issue senior securities, borrow money or pledge its assets except to the extent that forward commitments and reverse repurchase agreements may be considered senior securities or loans and except that any Portfolio may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Portfolio may not purchase a security while borrowings (other than forward commitments and reverse repurchase agreements which may be considered loans) exceed 5% of its total assets. A Portfolio may not enter into reverse repurchase agreements if the Portfolio's obligations thereunder would be in excess of one-third of the Portfolio's total assets, less liabilities other than obligations under such reverse repurchase agreements;

            4) Purchase or sell commodities or commodity contracts, except financial futures and options thereon;

            5) Purchase or sell real estate or interests in real estate, although each Portfolio may purchase and sell securities which are secured by real estate, and securities of companies which invest and deal in real estate;

            6) Purchase oil, gas or other mineral interests;

            7) Lend money, except to the extent that repurchase agreements or the purchase of fixed-income securities may be considered loans of money or loan participations;

            8) Lend securities if, as a result, the total current value of the loaned securities is equal to more than 30% of the Portfolio's total assets;

            9) Act as an underwriter, except to the extent that, in connection with the disposition of certain portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

            10) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or of the Manager owns more than 1/2 of 1% of the securities of the issuer, and such officers or directors who own more than 1/2 of

1% own in the aggregate more than 5% of the outstanding securities of such issuer;


            11) Purchase any security if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in a single industry. (For purposes of this restriction as applied to all Portfolios but the California Municipal Portfolio, assets invested in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities issued by governments or political subdivisions of governments of states, possessions, or territories of the U.S. are not considered to be invested in any industry. For purposes of this restriction as applied to the California Municipal Portfolio, assets invested in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or tax-exempt securities issued by governments or political subdivisions of governments of states, possessions, or territories of the U.S. are not considered to be invested in any industry);

            12) Invest more than 5% of its total assets in the securities of any one issuer other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities if as a result of the purchase less than 75% of the Portfolio's total assets is represented by cash and cash items (including receivables), government securities, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such Portfolio determined at the time of investment. (This restriction does not apply to the New York Municipal Portfolio or the California Municipal Portfolio);


            13) Purchase any security if, as a result, it would hold more than 10% of the voting securities of any issuer;

            14) Make investments for the purpose of exercising control or management;

            15) Invest in securities of other registered investment companies;


            16) Purchase warrants if as a result the Fund would then have more than 5% of its total assets (determined at the time of investment) invested in warrants.

            The following investment limitations are not fundamental, and may be changed without shareholder approval. None of the Portfolios has or currently intends to:


            1) Purchase any security if, as a result, the Portfolio would then have more than 15% of its net assets (at current value) invested in securities restricted as to disposition under federal securities laws (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A securities") that have been determined to be liquid under procedures adopted by the Board of Directors based on the trading market for the security) or otherwise illiquid or not readily marketable, including repurchase agreements with maturities of more than 7 days; and

            2) Invest in a reverse repurchase agreement if the amount received by the Portfolio through such an agreement, together with all other borrowings, will exceed 5% of the Portfolio's total assets.


            With respect to any Portfolio of the Fund, for purposes of determining the amount of portfolio securities that may be lent by the Portfolio to other parties in accordance with the investment restrictions set forth above, "total assets" of the Portfolio shall be determined in accordance with Securities and Exchange Commission ("SEC") interpretations issued from time to time.

--------------------------------------------------------------------------------

INVESTMENTS

--------------------------------------------------------------------------------

      Subject to each Portfolio's investment policies, each Portfolio will primarily be invested in debt securities, including, but not limited to: (i) obligations issued or guaranteed as to principal and interest by the U.S. government or the agencies or instrumentalities thereof; (ii) straight and convertible corporate bonds and notes; (iii) loan participations; (iv) commercial paper; (v) obligations (including certificates of deposit, time deposits and bankers' acceptances) of thrifts and banks; (vi) mortgage-related securities; (vii) asset-backed securities; (viii) Municipal Securities, or other securities issued by state and local government agencies, the income on which may or may not be tax-exempt; (ix) guaranteed investment contracts and bank investment contracts; (x) variable and floating rate securities; and

(xi) private placements; From time to time, additional fixed-income securities are developed. They will be considered for purchase by the Portfolios. Of course, the extent to which each of the Portfolios emphasizes each of the categories of investment described depends upon the investment objectives and restrictions of that Portfolio. Some information regarding some of these types of investments is provided below.

Municipal Securities. Municipal Securities are debt obligations issued by or on behalf of the states, territories or possessions of the United States, or their political subdivisions, agencies or instrumentalities, the District of Columbia or Puerto Rico, where the interest from such securities is, according to the information reasonably available to the Manager, in the opinion of bond counsel at the time of issuance, exempt from federal income tax. Although the Fund may invest, from time to time, in securities issued by or on behalf of states, territories or possessions of the United States or their political subdivisions, agencies or instrumentalities, the District of Columbia or Puerto Rico, where the interest from such securities is not exempt from federal income tax, these securities will not be considered Municipal Securities for the purpose of determining the portions of the muncipal Portfolios' assets that are invested in Municipal Securities.

            Municipal Securities include "private activity bonds" such as industrial revenue bonds, the interest income from which is subject to the alternative minimum tax.

            The two principal classifications of Municipal Securities are general obligation and revenue or special obligation securities. General obligation securities are secured by the issuer's ledge of its faith, credit and taxing power for the payment of principal and interest. The term "issuer" means the agency, authority, instrumentality or other political subdivision, the assets and revenues of which are available for the payment of the principal and interest on the securities. Revenue or special obligation securities are payable only from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source and generally are not payable from the unrestricted revenues of the issuer. Some Municipal Securities are municipal lease obligations. Lease obligations usually do not constitute general obligations of the municipality for which the municipality taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments in future years unless money is appropriated for such purpose on a yearly basis. Pursuant to procedures established by the Fund Board, the Manager will be responsible for determining the credit quality of unrated municipal lease obligations on an ongoing basis, including assessment of the likelihood that the lease will not be canceled. Some municipal lease obligations may be illiquid. Municipal securities include certain asset-backed certificates representing interests in trusts that include pools of installment payment agreements, leases, or other debt obligations of state or local governmental entities. Some Municipal Securities are covered by insurance or other credit enhancements procured by the issuer or underwriter guaranteeing timely payment of principal and interest.


Mortgage-Related Securities. Mortgage loans made on residential or commercial property by banks, savings and loan institutions and other lenders are often assembled into pools, and interests in the pools are sold to investors. Interests in such pools are referred to in this Prospectus as "mortgage-related securities." Payments of mortgage-related securities are backed by the property mortgaged. In addition, some mortgage-related securities are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government. In the case of mortgage-related and asset-backed securities that are not backed by the United States government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is government-backed.


            One type of mortgage-related security is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to principal and interest by the full faith and credit of the U.S. government. Another type is a FNMA Certificate. Principal and interest payments of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. government. A third type of mortgage-related security in which one or more of the Portfolios might invest is a FHLMC Participation Certificate. This type of security is backed by FHLMC as to payment of principal and interest but, like a FNMA security, it is not backed by the full faith and credit of the U.S. government.

            The Portfolios may also invest in both residential and commercial mortgage pools originated by investment banking firms and builders. Rather than being guaranteed by an agency or instrumentality of the U.S. government, these pools are usually backed by subordinated interests or mortgage insurance. The Manager of the Portfolios will take such insurance into account in determining whether to invest in such pools.

            The Portfolios may invest in Real Estate Mortgage Investment Conduits ("REMICs") and collateralized mortgage obligations ("CMOs"). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property, and CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities.

            Since the borrower is typically obligated to make monthly payments of principal and interest, most mortgage-related securities pass these payments through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, biweekly and semiannually.


            Furthermore, the monthly principal and interest payments are not always passed through to the holder on a pro rata basis. In the case of REMICs and CMOs, the pool is divided into two or more tranches, and special rules for the disbursement of principal and interest payments are established. The Fixed-Income Portfolios may invest in debt obligations that are REMICs or CMOs; provided that the entity issuing the REMIC or CMO is not a registered investment company.

            In another version of mortgage-related securities, all interest payments go to one class of holders--"Interest Only" or "IO"--and the entire principal goes to a second class of holders--"Principal Only" or "PO." The market values of both IOs and POs are sensitive to prepayment rates; the value of POs varies directly with prepayment rates, while the value of IOs varies inversely with prepayment rates. If prepayment rates are high, investors may actually receive less cash from the IO than was initially invested. IOs and POs issued by the U.S. government or its agencies and instrumentalities that are backed by fixed-rate mortgages may be considered liquid securities under guidelines established by the Fund's Board of Directors; all other IOs and POs will be considered illiquid.


            Payments to the Portfolios from mortgage-related securities generally represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 15 or 30 years, borrowers can, and often do, pay them off sooner. Thus, the Portfolios generally receive prepayments of principal in addition to the principal that is part of the regular monthly payments.


            A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, the value of the securities may not increase as much as other debt securities when interest rates fall. However, when interest rates rise, the rate of prepayments may slow and the value of the mortgage-related and asset-backed securities may decrease like other debt securities. The Portfolios normally do not distribute principal payments (whether regular or prepaid) to their shareholders. Rather, they invest such payments in additional securities, which may not be mortgage-related. Interest received by the Portfolios is, however, reflected in dividends to shareholders.

Asset-Backed Securities. The Portfolios may purchase securities backed by financial assets such as loans or leases for various assets including automobiles, recreational vehicles, computers and receivables on pools of consumer debt, most commonly credit cards. Two examples of such asset-backed securities are CARS and CARDS. CARS are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDS are participations in revolving pools of credit-card accounts. These securities have varying terms and degrees of liquidity. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets. Pay-through asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. Credit enhancement of asset-backed securities may take a variety of forms, including but not limited to overcollateralizing the securities, subordinating other tranches of an asset-backed issue to the securities, or by maintaining a reserve account for payment of the securities. In addition, part or all of the principal and/or interest payments on the securities may be guaranteed by the originator or a third-party insurer. The Manager takes all relevant credit enhancements into account in making investment decisions on behalf of the Portfolios.


            In the case of securities backed by automobile receivables, the issuers of such securities typically file financing statements, and the servicers of such obligations take custody of such obligations. Therefore, if the servicers, in contravention of their duty, were to sell such obligations, the third-party purchasers would possibly acquire an interest superior to the holder of the securitized assets. Also, most states require that a security interest in a vehicle be noted on the certificate of title, and the certificate of title may not be amended to reflect the assignment of the seller's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. In the case of credit-card receivables, both federal and state consumer protection laws may allow setoffs against certain amounts owed against balances of the credit cards.

Private Placements. The Portfolios may invest in privately placed securities that, in the absence of an exemption, would be required to be registered under the Securities Act of 1933 so as to permit their sale to the public ("restricted securities"). Restricted securities may be sold only in privately negotiated transactions. These securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid in the trading market for the security under procedures adopted by the Board of Directors of the Fund, are considered to be illiquid. The Board is responsible for monitoring the implementation of the procedures on the liquidity of Rule 144A securities in the Portfolio.


            Where registration of restricted securities is required, the Portfolios may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value under policies established by and under supervision of the Board of Directors.

            The SEC has adopted Rule 144A to facilitate resales of restricted securities in the U.S. by "qualified institutional buyers," including the Portfolios. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolios' limit on investments in illiquid securities. Because institutional trading in restricted securities is relatively new, it is not possible to predict how these institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolios' securities could be adversely affected.

Illiquid Securities. The Portfolios may invest in illiquid securities--securities that are not readily marketable. The Board of Directors of the Fund has determined that any or all of the following factors may be relevant to determining the liquidity of a security: the amount of the issue outstanding; the complexity of the issue; the bid/ask spread; the number and identity of market makers or dealers in or other buyers of the security; the existence of put features and other rights; the term of the security; the visibility of the issuer in the marketplace; the method of soliciting offers and the mechanics of completing transfers; the average trading volume for the issue; and, with respect to foreign securities, the amount of such securities that can be owned by investors who are not residents of the country where such securities were issued and the amount of such securities owned by the controlling interests. The factors to be considered in the case of the analysis of unrated municipal lease obligations will include an analysis of credit factors. Purchased dealer options, private placements (excluding securities eligible for resale under Rule 144A that have been determined to be liquid as set forth in the preceding section), guaranteed investment contracts, bank investment contracts, repurchase agreements for periods longer than seven days, time deposits maturing in more than seven days and loan participations are considered to be illiquid securities for the purposes of this restriction. In addition, the staff of the SEC currently takes the position that all options traded in the over-the-counter market are illiquid; if the staff amends its position, the Fund may, in accordance with the amended position, consider such options to be liquid.

Warrants. The Portfolios may have investments in warrants. Warrants are securities that give a Portfolio the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants sometimes is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends, interest payments or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Bank Obligations. The Portfolios may invest in fixed-income obligations (including, but not limited to, certificates of deposit, time deposits and bankers' acceptances) of thrift institutions and commercial banks.

            Time deposits are non-negotiable obligations of banks or thrift institutions with specified maturities and interest rates. Time deposits with maturities of more than seven days are considered illiquid securities.

            Certificates of deposit are negotiable obligations issued by commercial banks or thrift institutions. Certificates of deposit may bear a fixed rate of interest or a variable rate of interest based upon a specified market rate.

            A banker's acceptance is a time draft drawn on a commercial bank, often in connection with the movement, sale or storage of goods.


            The Portfolios expect to invest no more than 5% of any Portfolio's net assets in fixed-income investments of non-insured U.S. banks and U.S. thrift institutions. The risks of investments in non-insured banks and thrifts are individually evaluated since non-insured banks and thrifts are not subject to supervision and examination by the FDIC or a similar regulatory authority. The Portfolios limit their purchases to fixed-income obligations issued by insured U.S. banks and U.S. thrift institutions which are rated B or higher by Standard & Poor's or Moody's or which are not rated but which are determined by the Manager to be of comparable quality. For investments in non-insured foreign banks, the Portfolios limit their purchases to fixed-income obligations issued by foreign banks with a rating of B or higher by Standard & Poor's or Moody's or of securities which are not rated but which are determined by the Manager to be of comparable quality.

Zero Coupon Securities. The Portfolios may purchase zero coupon debt securities. A zero coupon security pays no cash interest during its stated term. Its value lies in the difference between the principal value to the holder at maturity and the purchase price. Zero coupon securities are sold at a discount to principal value, and their market values nearly always fluctuate more widely than do the market values of similar-maturity debt securities which pay interest.

Convertible Securities. The Portfolios may purchase convertible corporate bonds and preferred stock. These securities may be converted at a stated price (the "conversion price") into underlying shares of preferred or common stock. Convertible debt securities are typically subordinated to non-convertible securities of the same issuer and are usually callable. Convertible bonds and preferred stocks have many characteristics of non-convertible fixed-income securities. For example, the price of convertible securities tends to decline as interest rates increase and increase as interest rates decline. In addition, holders of convertibles usually have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation.

      The unusual feature of a convertible security is that changes in its price can be closely related to changes in the market price of the underlying stock. As the market price of the underlying stock falls below the conversion price, the convertible security tends to trade increasingly like a non-convertible bond. As the market price of the underlying common stock rises above the conversion price, the price of the convertible security may rise accordingly.


Other Securities. It is anticipated that, from time to time, other securities will be developed, and they will be considered as potential investments for the Portfolios, subject to Board guidelines.

Special Investment Techniques. In seeking to achieve its investment objectives, each of the Portfolios may employ the following special investment techniques, among others. These techniques may be used to hedge various market risks (such as interest rates, currency exchange rates and broad or security-specific changes in the prices of fixed-income securities), to manage the effective maturity or duration of fixed-income securities, to exploit mispricings in the securities markets, or as an alternative to activities in the underlying cash markets. They may include the use of exchange-traded derivatives such as futures and options--financial products which are standardized by size, maturity, and delivery, and are sold on organized exchanges. Furthermore, over-the-counter derivatives such as swaps or other hybrid instruments, which are individually tailored to meet the needs of a specific client, may also be used.

Futures Contracts and Options on Futures. The Portfolios may purchase or sell financial futures contracts ("futures contracts") and options thereon. Financial futures are commodity futures contracts which obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. Currently, futures contracts are available on various types of fixed-income securities and indexes, including but not limited to U.S. Treasury bonds, notes, and bills, foreign government bonds, Eurodollar certificates of deposit, municipal bonds, foreign exchange, and various domestic and foreign stock indexes.

            In connection with transactions in futures contracts and related short options, the Portfolio is required to deposit with its futures commission merchant ("FCM") or its Custodian in a segregated account a specified amount of cash and/or short-term U.S. government securities. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the FCM to reflect changes in the value of the futures contract or short option positions. In accordance with the current rules and regulations of the Commodity Futures Trading Commission (the "CFTC"), the aggregate initial margins and premiums required from a Portfolio in connection with commodity futures and options positions used for purposes other than "bona fide hedging" will not exceed 5% of the liquidation value of the Portfolio; provided however, in the case of an option that is in the money (see discussion below) at the time of the purchase, that the in-the-money portion of the premium is excluded in calculating the 5% limitation. No Portfolio will write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.


            If the Manager wishes to shorten the effective duration of a Portfolio, the Manager may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the Manager wishes to lengthen the effective duration of a Portfolio, the Manager may buy a futures contract or a call option thereon, or sell a put option.

            The Portfolios' use of futures contracts will not result in leverage. The Portfolios will segregate liquid assets to cover its performance under such contracts, or will employ alternative cover (such as owning an offsetting position). Although the terms of futures contracts specify actual delivery or receipt of securities or cash, in most instances the contracts are closed out before the settlement date without the making or taking of delivery. Closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

            Unlike a futures contract, which requires the parties to buy and sell a security or currency or make a cash settlement based on changes in a securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may sell the option or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract makes no daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract. The value of the option changes and is thus reflected in the net asset value of the Portfolio.

            A Portfolio may write (i.e., sell short) only covered put and call options on futures contracts. A Portfolio is considered "covered" with respect to a call option it writes on a futures contract if the Portfolio (i) owns a long position in the underlying futures contract; (ii) segregates and maintains with its Custodian liquid assets equal in value to the exercise price of the call (less any initial margin deposited); (iii) owns a security or currency which is deliverable under the futures contract; or (iv) owns an option to purchase the security, currency or securities index, which is deliverable under the futures contract or owns a call option to purchase the underlying futures contract, in each case at a price no higher than the exercise price of the call option written by the Portfolio, or if higher, the Portfolio deposits and maintains the differential between the two exercise prices in liquid assets in a segregated account with its Custodian. A Portfolio is considered "covered" with respect to a put option it writes on a futures contract if it (i) segregates and maintains with its Custodian liquid assets equal in value to the exercise price of the put (less any initial and variation margin deposited); (ii) owns a put option on the security, currency or securities index which is the subject of the futures contract or owns a put option on the futures contract underlying the option, in each case at an exercise price as high as or higher than the price of the contract held by the Portfolio or, if lower, the Portfolio deposits and maintains the differential between the two exercise prices in liquid assets in a segregated account with its Custodian; or (iii) owns a short position in the underlying futures contract.

            The Portfolios may write covered straddles of options on futures. A straddle is a combination of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the requirements, as defined in the preceding paragraph. A Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."


Possible Risks Associated with Futures Transactions. In considering the proposed use of futures contracts and related options, particular note should be taken of the following:


      (1) Successful use by the Portfolios of futures contracts and related options will depend in part upon the Manager's ability to assess the market's valuation of these instruments. There is, in addition, the risk that the movements in the price of a futures contract will not correlate with the movement in prices of any securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses in the futures position. If the price of the futures contract moves more than the price of the underlying securities, the Portfolio will experience either a loss or a gain on the futures contract which may or may not be completely offset by movements in the price of the securities which are the subject of the hedge.

      (2) The price of the futures contracts may not correlate perfectly with movements in the prices of any hedged securities. There may be several reasons unrelated to the value of the underlying securities which cause this situation to occur. First, all the participants in the futures market are subject to initial and variation margin deposit requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures market may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market; this speculative activity in the futures market may also cause temporary price distortions. As a result, a correct evaluation of futures prices and trends may still not result in successful transactions through the use of futures contracts and options thereon over the short-term.

      (3) The Portfolios purchase and sell futures contracts only on exchanges where there appears to be a market in the futures sufficiently active to accommodate the volume of trading activity. There can be no assurance that a liquid market will always exist for any particular contract at any particular time. Accordingly, there can be no assurance that it will always be possible to close a futures position when desired. In the event of adverse price movements, the Portfolios would be required to continue to make daily cash payments of variation margin, except in the case of purchased options on futures contracts.

      (4) The hours of trading of financial futures contracts may not conform to the hours during which the Portfolios may trade securities. To the extent that one market closes before the other market, significant price and rate movements can take place that cannot be reflected in the correlating market on a day-to-day basis.

      (5) Futures exchanges may establish daily limits in the amount that the price of a futures contract or related options contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidations of positions and subject some traders to substantial losses. In such event, it may not be possible for a Portfolio to close a position, and in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options).

      (6) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount, and the transaction costs, is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

      (7) Each Portfolio's potential losses from the use of futures extend beyond its initial investment in such contracts and are potentially unlimited.

      (8) Losses from futures and options could be significant if a Portfolio is unable to close out its position due to disruptions in the market or lack of liquidity.


Options. The Portfolios may each purchase put and call options on securities. A Portfolio would normally purchase call options to hedge against an increase in the market value of the securities in which the Portfolio may invest and put options to hedge against a decline in market value of its portfolio securities. Options may also be purchased to alter the effective duration of the Portfolios.


      If a put is purchased for a Portfolio, the Portfolio may profit from a decline in the market value of the underlying security. If a call is purchased, a Portfolio may profit from a rise in the market value of the underlying security. To realize these profits, the purchased put or call must be sold prior to expiration or exercised. A Portfolio may also profit from an increase in the volatility assumption implicit in the market price of the purchased put or call. To realize this profit, the option must be sold prior to expiration. Any profit or loss realized from the sale of an option is equal to the sale price less the purchase cost and any transaction costs. Any profit or loss from the exercise of a call option is equal to the market value of the underlying security at the time of exercise less (i) the exercise price, (ii) the purchase cost of the option, and (iii) any transaction costs. Any profit or loss from the exercise of a put option is equal to the exercise price less (i) the market value of the underlying security at the time of exercise, (ii) the purchase cost of the option, and (iii) any transaction costs.


      Each Portfolio may write (i.e., sell short) covered put and call options on its portfolio securities. These options will generally be sold when the Manager perceives the options to be overpriced. They may also be sold to alter the effective duration of the Portfolios. When a Portfolio writes an option, it receives a premium which it retains whether or not the option is exercised. If the option is not exercised, this premium represents a profit on the transaction (less any transaction costs).

      By writing a call option, a Portfolio becomes obligated during the term of the option to deliver the underlying securities, upon exercise of the option, to the purchaser of the option at a specified price (the "exercise price"). The purchaser of a call option has, for a specified period of time, the right, but not the obligation, to purchase the securities subject to the option at the exercise price. When a Portfolio writes a call option, the Portfolio loses the opportunity for gain from an increase in the price of the underlying securities beyond the exercise price of the option during the period that the option is open, but retains the risk that the price of the securities may decrease.

      By writing a put option, a Portfolio becomes obligated during the term of the option to purchase the underlying securities from the option purchaser, upon exercise of the option, at the exercise price. The purchaser of a put option has, for a specified period of time, the right, but not the obligation, to sell the securities subject to the option to the writer of the put at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities for more than the market price prevailing at the time of exercise.

      The Portfolios write only "covered" options. This means that so long as a Portfolio is obligated as the writer of a call option, it will (i) own the securities subject to the option; (ii) have an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio; (iii) hold a call option on the same security with an exercise price no higher than the exercise price of the call sold or, if higher, deposit and maintain the differential in cash, U.S. government securities or other liquid high-grade debt obligations ("liquid assets") in a segregated account with its Custodian; or (iv) deposit and maintain with its Custodian in a segregated account liquid assets having a value that, when added to any amounts deposited with, or on behalf of, a broker as margin, equals the market value of the instruments underlying the call. A Portfolio is considered "covered" with respect to a put it writes if, so long as it is obligated as the writer of a put, it (i) deposits and maintains with its Custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option; (ii) holds a put on the same security with an exercise price no lower than the exercise price of the put sold or, if lower, the Portfolio deposits and maintains the differential in liquid assets in a segregated account with its Custodian; or (iii) owns a short position in the instrument underlying the put option (or, if an index, a portfolio representative of the index) at the same or a higher price than the strike price of the put or, if lower, the Portfolio deposits and maintains the differential in liquid assets in a segregated account with its Custodian.

      A Portfolio may also write and purchase put and call options on any securities index based on securities in which the Portfolio may invest for the same purposes as it may write and purchase options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing or selling securities index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally cannot match the composition of an index.


      The Portfolios may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the requirements, as defined above with respect to covered options. In accordance with the terms of a no-action position from the staff of the SEC, the Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

      The staff of the SEC has taken the position that, in general, purchased dealer options and the assets used as cover for written dealer options are illiquid securities. However, a Portfolio may treat the securities it uses as cover for written dealer options as liquid, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the dealer option would be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Possible Risks Associated with Options Transactions. In considering the use of options, particular note should be taken of the following:


      (1) The value of an option position will reflect, among other things, the current market price of the underlying security, the time remaining until expiration, the relationship of the exercise price to the market price, the expected price volatility of the underlying security and general market conditions.

      (2) A position in an exchange-traded option may be closed out only on an exchange which provides a market for options of the same series. The ability to establish and close out positions on the options exchanges is subject to the maintenance of a liquid market. There can be no assurance that a liquid market will exist for any option at any specific time. Although the Manager intends to purchase or write only those exchange-traded options for which there appears to be an active market, there is no assurance that a liquid market will exist for any particular option and it is possible that, for some options, no market may exist. In such event, it might not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by a Portfolio, the inability to enter into closing transactions may result in losses.

      (3) Exchange-traded options generally have a continuous liquid market while dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the issuing dealer. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer which originally purchased the option. While the Portfolio will enter into dealer options only with dealers who are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to its expiration. Until the Portfolio, as the writer of a covered dealer option, is able to effect a closing purchase transaction, it will not be able to liquidate securities used as cover until the option expires, is exercised or the Portfolio provides substitute cover. In the event of insolvency of the dealer, the Portfolio may be unable to liquidate a dealer option and thereby release the securities used as cover for the option until expiration of the option.

      (4) A Portfolio's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Portfolio may also save on transaction costs by purchasing such contracts rather than buying or selling individual securities.

      (5) All options purchased or sold by the Portfolios will be traded on a securities exchange or will be purchased or sold by securities dealers ("dealer options") meeting creditworthiness standards approved by the Fund's Board of Directors. While exchange-traded options are, in effect, guaranteed by the Options Clearing Corporation, in the case of dealer options, a Portfolio relies on the dealer from which it purchases a dealer option to perform if the option is exercised. Thus, when a Portfolio purchases a dealer option, it relies on the dealer from which it purchases the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.


Repurchase Agreements. The Portfolios may enter into repurchase agreements with banks, brokers or securities dealers. In such agreements, the Portfolio purchases a security, and the seller simultaneously agrees to repurchase that security from a Portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The resale price reflects the purchase price and an agreed-upon rate of interest. Whenever a Portfolio enters into a repurchase agreement, the Portfolio's Custodian obtains collateral having a value at least equal to the amount of the repurchase price, which includes accrued interest. The instruments held subject to repurchase are valued daily, and if the value of the instruments declines, the Portfolio will be entitled to additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, the Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements. The Portfolios may enter into reverse repurchase agreements with banks and broker-dealers from time to time. In a reverse repurchase transaction, it is the

Portfolio, rather than the other party to the transaction, that sells the securities and simultaneously agrees to repurchase them at a price reflecting an agreed-upon rate of interest. A Portfolio's obligations under reverse repurchase agreements will not exceed one-third of the Portfolio's total assets, less liabilities other than obligations under such reverse repurchase agreements. During the time a reverse repurchase agreement is outstanding, each Portfolio that has entered into such an agreement maintains liquid assets in a segregated account with its Custodian having a value at least equal to the repurchase price under the reverse repurchase agreement. The use of reverse repurchase agreements is included in the Portfolios' borrowing policy and is subject to the limit of
Section 18(f)(1) of the 1940 Act. Reverse repurchase agreements may create leverage, increasing a Portfolio's opportunity for gain and risk of loss for a given fluctuation in the value of the Portfolio's assets. There may also be risks of delay in recovery and, in some cases, even loss of rights in the underlying securities, should the opposite party fail financially.


Lending Portfolio Securities. Each Portfolio may, from time to time, lend portfolio securities having a market value of no more than 30% of its total assets, to qualified broker-dealers, banks or other financial institutions. By lending its portfolio securities, a Portfolio attempts to increase its income through the receipt of fees charged in connection with the loan and, when cash collateral is given to secure the loan, income from investment of the cash collateral in time deposits and repurchase agreements. Any such loan of portfolio securities will be marked to the market daily and secured by collateral consisting of certificates of deposit and other cash instruments or U.S. government and agency securities in an amount at least equal to the value of the securities loaned. The Manager believes that the risk of loss on such a transaction is slight because, if the borrower were to default, the collateral would be available to satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. A Portfolio may not have the right to vote securities on loan, but it will call a loaned security in anticipation of an important vote.

When-Issued and Delayed-Delivery Transactions. The Portfolios may purchase securities on a "when-issued" or "delayed-delivery" basis. In a when-issued or delayed-delivery transaction, a Portfolio purchases a security with delivery to take place at a later date, usually within three months from the date the transaction is entered into. The market value of the security at delivery may be more or less than the purchase price. The Fund's Custodian is to maintain liquid assets in segregated accounts having a value equal to or greater than each Portfolio's purchase commitments; likewise, the Custodian is to segregate securities sold by each Portfolio on a delayed-delivery basis.


Future Developments. The Portfolios expect to discover additional opportunities in the areas of options, futures contracts, options on futures contracts and other derivative instruments. These opportunities will become available as the Manager develops new strategies, as regulatory authorities broaden the range of transactions that are permitted and as new options and futures are developed. To the extent such opportunities are both consistent with the Portfolio's investment objectives and legally permissible for that Portfolio, the Manager may utilize the strategies that do not conflict with the Portfolio's investment restrictions. These opportunities may involve risks that differ from those described above.

                             Industry Classification

In determining industry classifications for each Portfolio, the Fund uses the current Directory of Companies Filing Annual Reports with the SEC (the "Directory"). Where a company is not listed in the Directory, the Fund makes a reasonable determination as to the industry classification, which determination may be made by using (1) the classification of the company's parent corporation; or (2) the classification the Fund reasonably believes the parent corporation would have if it were listed in the Directory; or (3) the industry classification the Fund reasonably believes the company would have if it were listed in the Directory.

      Directors and Officers and Principal Holders of Securities


            The following table lists the directors and executive officers of the Fund, their business addresses and their principal occupations during the past five years.

================================================================================

NAME,                     POSITION(S)     PRINCIPAL OCCUPATION
ADDRESS, AND AGE          WITH THE FUND   DURING PAST FIVE YEARS

================================================================================

Roger Hertog*             President,      Currently: Vice Chairman and
767 Fifth Avenue          Treasurer,      Director-Alliance Capital Management
New York, NY              Director        Corporation, the General Partner of
10153                                     Alliance Capital

DOB: 11/4/41                              Management L.P. ("Alliance")
                                          1993-2000: President, Chief Operating
                                          Officer and Director- Sanford C.
                                          Bernstein & Co., Inc. ("Bernstein")

================================================================================

Andrew S. Adelson*        Senior Vice     Currently: Executive Vice President
767 Fifth Avenue          President,      and Chief Investment Officer
New York, NY 10153        Director        International Value Equities- Alliance
DOB: 5/31/55                              1990-2000: Senior Vice President,
                                          Chief Investment Officer-
                                          International Equities and Director-
                                          Bernstein

================================================================================

Arthur Aeder              Director        1987-Present: Consultant; Formerly
516 Fifth Avenue                          Senior Partner of Oppenheim, Appel,
New York, NY 10036                        Dixon & Co. (subsequently Spicer &
DOB: 12/31/25                             Oppenheim) Certified Public
                                          Accountants, and Chairman of Spicer &
                                          Oppenheim International

================================================================================




Irwin Engelman            Director        Currently : Executive Vice President
625 Madison Avenue                        and Chief Financial Officer,
New York, NY 10022                        YouthStream Media Networks
DOB:  5/9/34                              1998-December 1999: Vice Chairman and
                                          Chief Administrative Officer-Revlon
                                          Inc.
                                          1992-98: Executive Vice President and
                                          Chief Financial Officer-MacAndrews &
                                          Forbes Holdings Inc.

================================================================================

Peter W. Huber            Director        Partner-Kellogg Huber Hansen Todd &
1301 K Street NW                          Evans (law firm); Senior
Washington, DC 20814                      Fellow-Manhattan Institute for Policy
DOB:  11/3/52                             Research; Chairman, Telecom Policy and
                                          Analysis: a Kellog, Huber Consulting
                                          Group; Columnist-Forbes Magazine;
                                          Co-Founder-Digital Power Group

================================================================================

William Kristol           Director        6/95-Present: Editor and Publisher,
1150 17th Street NW                       The Weekly Standard 7/95-12/99:
5th Floor                                 Consultant, ABC News
Washington, DC 20036
DOB: 12/23/52

================================================================================

Theodore Levitt           Director        Professor Emeritus of Business
Harvard Business School                   Administration, Harvard University;
Cumnock 300                               1985-1989: Editor, Harvard Business
Boston, MA 02163                          Review
DOB: 3/1/25

================================================================================

Rosalie J. Wolf           Director        Currently: Managing Partner-Botanica
115 East 87th Street                      Capital Partners LLC; Director -
New York, NY  10128                       Airbourne Freight Corp.; and Trustee -
DOB:  5/8/41                              TIAA-CREF; 1994-2000: Treasurer and
                                          Chief Investment Officer, The
                                          Rockefeller Foundation

================================================================================

----------
* An "interested person" of the Fund, as defined in the 1940 Act.
** Not related to any person formerly or currently associated with Sanford C. Bernstein & Co., LLC.

            The officers conduct and supervise the daily business operations of the Portfolios, while the directors exercise general oversight over these actions and decide on general policy. The directors also perform various duties imposed on directors of investment companies by the 1940 Act and by the State of Maryland. The directors have designated Mr. Hertog and Mr. Adelson to be the Executive Committee of the Fund. Between meetings of the Board of Directors, the Executive Committee may exercise all the powers of the Board of Directors except the power to (1) declare dividends or distributions on stock; (2) issue stock except pursuant to a method specified by the Board of Directors; (3) recommend to the stockholders any action which requires stockholder approval; (4) amend the bylaws; (5) approve any merger or share exchange which does not require stockholder approval; or (6) approve any matter which, pursuant to the 1940 Act, must be approved by the Board of Directors, including those matters which must be approved by a majority of the directors who are not interested persons of the Fund.


            The Fund paid each of the directors who were not affiliated persons of the Manager and who were serving as directors at the time, in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board of Directors, annual compensation of $______ for the fiscal year ended September 30, 2001. Officers receive no direct remuneration in such capacity from the Fund. The directors may also appoint committees of directors. Directors who are not affiliated persons of the Manager serving on such committees may receive additional compensation as well as reimbursement of their out-of-pocket expenses.


            The directors have been elected by the public shareholders of the Fund on September 25, 2000. In order to avoid unnecessary expenses, the Fund does not normally intend to hold annual meetings of shareholders. The Board of Directors or the shareholders may call Special Meetings of Shareholders for the removal of directors or for other actions for which a shareholder vote may be required by the 1940 Act (such as a change in fundamental policies or diversified status) or the Fund's Articles of Incorporation or By-Laws.


            As of ______ __, 2002, directors and officers of the Fund, as a group, owned less than one percent of the outstanding shares of the New York Municipal Portfolio, California Municipal Portfolio, and Diversified Municipal Portfolio.

            As of ______ __, 2002, ___________ owned __% of the _____ Portfolio.

--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND


--------------------------------------------------------------------------------


Manager

            The Fund's investment manager, Alliance Capital Management L.P. ("Alliance" or the "Manager"), 1345 Avenue of the Americas, New York, New York 10105, is a leading international investment adviser managing client accounts with assets as of ______ __, 2001 totaling more than $___ billion (of which more than $___ billion represented the assets of investment companies). As of ______, 2001, the Manager managed retirement assets for many of the largest public and private employee benefit plans (including __ of the nation's FORTUNE 100 companies), for public employee retirement funds in __ states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The __ registered investment companies managed by the Manager, comprising __ separate investment portfolios, currently have approximately __ million shareholder accounts. Prior to October 2, 2000, the investment manager was Sanford C. Bernstein & Co., Inc. ("Bernstein"). Bernstein was acquired by Alliance on October 2, 2000.

            Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance and an indirect wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange ("NYSE"). As of ______, 2001, AXA Financial and certain of its subsidiaries were the beneficial owners of approximately __% of the outstanding Alliance units. Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately __% of the outstanding Alliance Units. Equity interests in Alliance Holding are traded on the NYSE in the form of units. Approximately __% of such units are owned by the public and management or employees of Alliance and approximately __% are owned by AXA Financial. As of ______ __, 2001, AXA, a French insurance holding company, owned approximately
__% of the issued and outstanding shares of common stock of AXA Financial.


            Subject to the general oversight of the Board of Directors of the Fund, and in conformity with the stated policies of each of the Portfolios, Alliance manages the investment of each Portfolio's assets. Alliance makes investment decisions for each Portfolio and places purchase and sale orders. The services of Alliance are not exclusive under the terms of the Management Agreements; Alliance is free to render similar services to others.

            Alliance has authorized those of its directors, officers or employees who are elected as directors or officers of the Fund to serve in the capacities in which they are elected. All services furnished by the Manager under the Management Agreements may be furnished through the medium of any such directors, officers or employees of the Manager. In connection with the provision of its services under the Management Agreements, the Manager bears various expenses, including the salaries and expenses of all personnel, except the fees and expenses of directors not affiliated with the Manager.


            Each Portfolio pays the Manager for the services performed on behalf of that Portfolio, as well as for the services performed on behalf of the Fund as a whole. The fee paid by each of the Portfolios is at an annual rate of 0.50% of each such Portfolio's average daily net assets up to and including $1 billion and at an annual rate of 0.45% of each such Portfolio's average daily net assets in excess of $1 billion. The fee is computed daily and paid monthly. For the fiscal years ended September 30, 1999, and 2000 the investment management fees accrued or paid by the Portfolios to Bernstein (the investment manager of the Fund at that time) were $_______, and $_______, respectively. For the fiscal year ended September 30, 2001 the investment management fee accrued or paid by the Portfolios to Alliance was $_______.


            The Management Agreements provide that the Manager shall not be liable to the Fund or the Portfolios for any error of judgment by the Manager or for any loss sustained by the Fund or the Portfolios except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations and duties under the Management Agreements.


            Except as indicated above, each Portfolio is responsible for the payment of its expenses and an allocable share of the common expenses of the Fund, including: (i) the fees payable to Alliance under the Management Agreements; (ii) the fees and expenses of Directors who are not affiliated with Alliance; (iii) the fees and expenses of the Custodian and Transfer Agent, including but not limited to fees and expenses relating to fund accounting, pricing of fund shares, and computation of net asset value; (iv) the fees and expenses of calculating yield and/or performance pursuant to any independent servicing agreement; (v) the charges and expenses of legal counsel and independent accountants; (vi) all taxes and corporate fees payable to governmental agencies;
(vii) the fees of any trade association of which the Fund is a member; (viii) reimbursement of each Portfolio's share of the organization expenses of the Fund; (ix) the fees and expenses involved in registering and maintaining registration of the Fund and the Portfolios' shares with the SEC, registering the Fund as a broker or dealer and qualifying the shares of the Portfolios under state securities laws, including the preparation and printing of the registration statements and prospectuses for such purposes, allocable communications expenses with respect to investor services, all expenses of shareholders' and Board of Directors' meetings and preparing, printing and mailing proxies, prospectuses and reports to shareholders; (x) brokers' commissions, dealers' markups, and any issue or transfer taxes chargeable in connection with the Portfolios' securities transactions; (xi) the cost of stock certificates representing shares of the Portfolios; (xii) insurance expenses, including but not limited to, the cost of a fidelity bond, directors' and officers insurance, and errors and omissions insurance; and (xiii) litigation and indemnification expenses, expenses incurred in connection with mergers, and other extraordinary expenses not incurred in the ordinary course of the Portfolios' business.


            The Management Agreements provide that they will terminate automatically if assigned and that they may be terminated without penalty by any Portfolio (by vote of the directors or by a vote of a majority of the outstanding voting securities of the Portfolio voting separately from any other Portfolio of the Fund) on not less than 30 days' written notice. The Management Agreements also provide that they will continue for more than two years only if such continuance is annually approved in the manner required by the 1940 Act and the Manager shall not have notified the Fund that it does not desire such continuance.

--------------------------------------------------------------------------------


EXPENSES OF THE FUND

--------------------------------------------------------------------------------

Distribution Services Agreement

            The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter" or "AFD"), to permit the Principal Underwriter to distribute the Portfolios' Class A, Class B and Class C shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of the Portfolios' Class A, Class B and Class C shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan").

            Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Portfolio as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charges and distribution services fees on the Class B and Class C shares, are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that the sales charge and distribution services fee provide for the financing of the distribution of the relevant class of the Portfolio's shares.

            With respect to Class A shares of the Portfolios, distribution expenses accrued by AFD in one fiscal year may not be paid from distribution services fees received from the Portfolios in subsequent fiscal years. AFD's compensation with respect to Class B and Class C shares for any given year, however, will probably exceed the distribution services fee payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments received from contingent deferred sales charges ("CDSCs"). The excess will be carried forward by AFD and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.

            The Rule 12b-1 Plan is in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

            In approving the Agreement, the Directors of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Portfolios and their shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

            The Manager may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            The Agreement will continue in effect for successive twelve-month periods (computed from each October 1) with respect to Class A, Class B and Class C shares of each Portfolio, provided, however, that such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. The Directors initially approved the Agreement at a meeting held on November 29, 2001.

            In the event that the Agreement is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Principal Underwriter with respect to that class and (ii) the Portfolios would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement. Alliance Global Investor Services, Inc. ("AGIS"), an indirect wholly owned subsidiary of the

Manager located at 500 Plaza Drive, Secaucus, New Jersey 07094, receives a transfer agency fee per account holder of the Class A shares, Class B shares and Class C shares shares of each Portfolio of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B shares and Class C shares is higher than the transfer agency fee with respect to the Class A shares.

Code of Ethics. The Fund, the Manager and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchase or held by the Fund.

--------------------------------------------------------------------------------

PURCHASE OF SHARES

--------------------------------------------------------------------------------

            The following information supplements that set forth in the Fund's Prospectus(es) under the heading "Purchase and Sale of Shares -- How To Buy Shares."

General

            Shares of each Portfolio are offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase ("Class A shares"), with a contingent deferred sales charge ("Class B shares"), or without any initial sales charge and, as long as the shares are held one year or more, without any contingent deferred sales charge ("Class C shares"), in each case as described below. Shares of each Portfolio that are offered subject to a sales charge are offered through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents"), and (iii) the Principal Underwriter.

            Investors may purchase shares of the Portfolios either through selected broker-dealers, agents, financial intermediaries or other financial representatives, or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Class A, Class B or Class C shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolios, including requirements as to the minimum initial and subsequent investment amounts. Sales personnel of selected dealers and agents distributing the Portfolios' shares may receive differing compensation for selling Class A, Class B or Class C shares.

            The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of the Portfolio's shares to the public in response to conditions in the securities markets or for other reasons.

            The public offering price of shares of each Portfolio is their net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as shown in the table below under "Class A Shares." On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Portfolio invests might materially affect the value of Portfolio shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Portfolio's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

            The respective per share net asset values of the Class A, Class B and Class C shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset values of the Class A shares, as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the three classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

            The Fund will accept unconditional orders for shares of each Portfolio to be executed at the public offering price equal to their net asset value next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through selected dealers, agents or financial representatives, as applicable, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representatives receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The selected dealer, agent or financial representative, as applicable, is responsible for transmitting such orders by 5:00 p.m. Eastern time (certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value.) If the selected dealer, agent or financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer, agent or financial representative, as applicable. If the selected dealer, agent or financial representatives, as applicable, receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

            Following the initial purchase of Portfolio shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase order may not exceed $500,000. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

            Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Portfolio, stock certificates representing shares of a Portfolio are not issued except upon written request to the Fund by the shareholder or his or her authorized selected dealer or agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

            In addition to the discount or commission amount paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents in connection with the sale of shares of a Portfolio. Such additional amounts may be utilized, in whole of in part, to provide additional compensation to registered representatives who sell shares of a Portfolio. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performance, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments.

            Class A, Class B and Class C shares each represent an interest in the same portfolio of investments of each Portfolio, have the same rights and are identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or contingent deferred sales charge, when applicable) and Class B and Class C shares bear the expense of the deferred sales charge, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than do Class A shares, (iii) Class B and Class C shares bear higher transfer agency costs than that borne by Class A shares,
(iv) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if each Portfolio submits to a vote of the Class A shareholders an amendment to the Rule

12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares then such amendment will also be submitted to the Class B shareholders and the Class A shareholders and the Class B shareholders will vote separately by class and (v) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

            The Directors of the Fund have determined that currently no conflict of interest exists between or among the Class A, Class B and Class C shares. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements -- Class A, Class B and Class C Shares

            The alternative purchase arrangements available with respect to Class A shares, Class B shares and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Portfolio, the accumulated distribution services fee and contingent deferred sales charge on Class B shares prior to conversion, or the accumulated distribution services fee and contingent deferred sales charge on Class C shares would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain retirement plans) for more than $250,000 for Class B shares. Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

            Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares.

However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

            Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a contingent deferred sales charge for a three-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

            Those investors who prefer to have all of their funds invested initially but may not wish to retain Portfolio shares for the three-year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

Class A Shares.

            The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below.

Sales Charge

                                                                     Discount or
                                                                     Commission
                                                  As % of            to Dealers
                               As % of            the                or Agents
                               Net                Public             As % of
Amount of                      Amount             Offering           Offering
Purchase                       Invested           Price              Price
---------                      --------           --------           -----------

Less than
    $100,000. .............    4.44%              4.25%              4.00%
$100,000 but
    less than
    $250,000. .............    3.36               3.25               3.00
$250,000 but
    less than
    $500,000. .............    2.30               2.25               2.00
$500,000 but
    less than
    $1,000,000.* ..........    1.78               1.75               1.50

----------
* There is no initial sales charge on transactions of $1,000,000 or more.

            With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under "--Class B Shares." In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the

Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling Class A Shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Manager may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

            No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "Alliance Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AFD Exchange Reserves ("AFDER") that were purchased for cash without the payment of an initial sales charge and without being subject to a contingent deferred sales charge or (iii) upon the automatic conversion of Class B shares as described below under "Class B Shares--Conversion Feature". Each Portfolio receives the entire net asset value of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may, however, elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933.

            Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay (i) no initial sales charge (but subject in most such cases to a contingent deferred sales charge), or (ii) a reduced initial sales charge. The circumstances under which investors may pay a reduced initial sales charge are described below.

Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions indicated in the schedule of such charges above by combining purchases of shares of a Portfolio into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares of a Portfolio for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Portfolio or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any other "Alliance Mutual Fund." Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
Alliance Disciplined Value Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Fund
Alliance International Premier Growth Fund
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio

  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance Select Investor Series, Inc.
  -Biotechnology Portfolio
  -Premier Portfolio
  -Small Cap Growth Portfolio
  -Technology Portfolio
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
Sanford C. Bernstein Fund, Inc.
  - Government Short Duration Portfolio
  - Short Duration Plus Portfolio
  - Intermediate Duration Portfolio
  - Short Duration New York Municipal Portfolio
  - Short Duration California Municipal Portfolio
  - Short Duration Diversified Municipal Portfolio
  - New York Municipal Portfolio
  - California Municipal Portfolio
  - Diversified Municipal Portfolio
  - Tax-Managed International Value Portfolio
  - International Value II Portfolio
  - Emerging Markets Value Portfolio

            Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting Alliance Global Investor Services, Inc. at the address or the "For Literature" telephone number shown on the front cover of this Statement of Additional Information.

Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of a Portfolio may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

            (i)   the investor's current purchase;

            (ii) the net asset value (at the close of business on the previous day) of (a) all shares of a Portfolio held by the investor and
                  (b) all shares of any other Alliance Mutual Fund held by the investor; and

            (iii) the net asset value of all shares described in paragraph (ii)
                  owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

            For example, if an investor owned shares of an Alliance Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of a Portfolio worth an additional $100,000, the sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

            To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

Statement of Intention. Class A investors may also obtain the reduced sales charges shown in the table above by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B and/or Class C shares) of a Portfolio or any other Alliance Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of a Portfolio or any other Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs the Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

            Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Alliance Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of a Portfolio, the investor and the investor's spouse each purchase shares of a Portfolio worth $20,000 (for a total of $40,000), it will be necessary to invest only a total of $60,000 during the following 13 months in shares of the Fund or any other Alliance Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

            The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Portfolio shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the sales charge will be used to purchase additional shares of the Fund subject to the rate of the sales charge applicable to the actual amount of the aggregate purchases.

            Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of a Portfolio should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting Alliance Global Investor Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information.

Certain Retirement Plans. Multiple participant payroll deduction retirement plans may also purchase shares of the Portfolios or any other Alliance Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales charge applicable to such initial purchase of shares of the Portfolios will be that normally applicable, under the schedule of sales charges set forth in this Statement of Additional Information, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of
(i) the total purchase previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

Reinstatement Privilege. A shareholder who has caused any or all of his or her Class A or Class B shares of a Portfolio to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Portfolio at net asset value without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date and (ii) for Class B shares, a contingent deferred sales charge, has been paid and the Principal Underwriter has approved, at its discretion, the reinvestment of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of a Portfolio within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

Sales at Net Asset Value. Each Portfolio may sell its Class A shares at net asset value (i.e., without an initial sales charge) and without a contingent deferred sales charge to certain categories of investors including: (i) investment management clients of the Manager or its affiliates; (ii) officers and present or former Directors of the Fund; present or former directors and trustees of other investment companies managed by the Manager; present or retired full-time employees of the Manager, the Principal Underwriter, Alliance Global Investor Services, Inc. and their affiliates; officers and directors of ACMC, the Principal Underwriter, Alliance Global Investor Services, Inc. and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) the Manager, Principal Underwriter, Alliance Global Investor Services, Inc. and their affiliates; certain employee benefit plans for employees of the Manager, the Principal Underwriter, Alliance Global Investor Services, Inc. and their affiliates; (iv) registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent; (v) persons participating in a fee based program, sponsored and maintained by a registered broker-dealer and approved by the Principal Underwriter, pursuant to which persons pay an asset-based fee to such or its affiliate or agent, for services in the nature of investment advisory or administrative services; and (vi) employer-sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Principal Underwriter.

Class B Shares

            Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

            Proceeds from the contingent deferred sales charge on Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to a Portfolio in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables a Portfolio to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

Contingent Deferred Sales Charge. Class B shares which are redeemed within three years of purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

            To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the second year after purchase as set forth below).

            The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                                               Contingent Deferred
                                               Sales Charge as a %
                                               of Dollar Amount
            Year Since Purchase                Subject to Charge
            -------------------                -----------------

            First                                   3.0%
            Second                                  2.0%
            Third                                   1.0%
            Fourth                                  None

            In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the Alliance Mutual Fund originally purchased by the shareholder.

            The contingent deferred sales charges is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors or Trustees of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, or
(iv) pursuant to a systematic withdrawal plan (see "Shareholder Services--Systematic Withdrawal Plan" below).

Conversion Feature. Six years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares.

            For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

            The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending six years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class C Shares

            Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that each Portfolio will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables each Portfolio to sell Class C shares without either an initial or contingent deferred sales charge, as long as the shares are held for one year or more.

Class C shares do not convert to any other class of shares of the Portfolio and incur higher distribution services fees and transfer agency costs than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

            Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under "--Class B Shares."

            In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

            Proceeds from the contingent deferred sales charge are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

            The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to a systematic withdrawal plan (see "Shareholder Services - Systematic Withdrawal Plan" below), or (v) sold through programs offered by financial intermediaries and approved by AFD where such programs offer only shares which are not subject to a contingent deferred sales charge and where the financial intermediary establishes a single omnibus account for each Fund.

--------------------------------------------------------------------------------

REDEMPTION AND REPURCHASE OF SHARES

--------------------------------------------------------------------------------

            The following information supplements that set forth in the Fund's Prospectus(es) under the heading "Purchase and Sale of Shares--How to Sell Shares."

Redemption

            Subject only to the limitations described below, the Fund's Articles of Incorporation require that the Fund redeem the shares of each Portfolio tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge which may be applicable to Class A shares, Class B shares or Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

            The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of the Portfolio.

            Payment of the redemption price normally will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the contingent deferred sales charge, if any. Payment (either in cash or in portfolio securities) received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

            To redeem shares of a Portfolio for which no share certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "Exchange Act").

            To redeem shares of a Portfolio represented by share certificates, the investor should forward the appropriate share certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each share certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

Telephone Redemption By Electronic Funds Transfer. Each Portfolio shareholder is entitled to request redemption by electronic funds transfer of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Global Investor Services, Inc. A telephone redemption request by electronic funds transfer may not exceed $100,000 (except for certain omnibus accounts), and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by Electronic Funds Transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

Telephone Redemption By Check. Each Portfolio shareholder is eligible to request redemption by check of Portfolio shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000 per day. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Global Investor Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

Telephone Redemptions-General. During periods of drastic economic or market developments, it is possible that shareholders would have difficulty in reaching Alliance Global Investor Services, Inc. by telephone. If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Global Investor Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund nor the Manager, the Principal Underwriter or Alliance Global Investor Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase. The Fund may repurchase shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the contingent deferred sales charge, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary or selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the financial intermediary or selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer shares of a Portfolio to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of a Portfolio are offered through a financial intermediary or selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of a Portfolio as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

            The Portfolios, having filed with the SEC a notification of election pursuant to Rule 18f-1 under the 1940 Act, may pay the redemption price in whole or in part by a distribution in kind of securities held by the Portfolio, in lieu of cash. In conformity with applicable rules of the SEC, the Portfolios are each committed to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Portfolio at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and this valuation is made as of the same time the redemption price is determined.

            The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of a Portfolio recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

--------------------------------------------------------------------------------

SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

            The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares." The shareholder services set forth below are applicable to Class A, Class B and Class C shares unless otherwise indicated.

Automatic Investment Program. Investors may purchase shares of a Portfolio through an automatic investment program utilizing electronic fund transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Global Investor Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

Exchange Privilege. You may exchange your investment in a Portfolio for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by the Manager). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Global Investor Services, Inc. by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

            Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

            Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call Alliance Global Investor Services, Inc. at 800-221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

            All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check or electronic funds transfer will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check or electronic funds transfer has cleared, normally up to 15 calendar days following the purchase date. Exchange of shares of Alliance Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purpose.

            Each Portfolio shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless Alliance Global Investor Services, Inc. receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

            Eligible shareholders desiring to make an exchange should telephone Alliance Global Investor Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, it is possible that shareholders would have difficulty in reaching Alliance Global Invesor Services, Inc. by telephone. If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Global Investor Services, Inc. at the address shown on the cover of this Statement of Additional Information.

            A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the following Fund business day prior thereto.

            None of the Alliance Mutual Funds, the Manager, the Principal Underwriter or Alliance Global Investor Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.

            The exchange privilege is available only in states where shares of the Alliance Mutual Funds being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Dividend Direction Plan. A shareholder who already maintains, in addition to his or her Class A, Class B or Class C Portfolio account, a Class A, Class B or Class C account with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid his or her Class A, Class B or Class C Portfolio shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting Alliance Global Investor Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Global Investor Services, Inc. to establish a dividend direction plan.

Systematic Withdrawal Plan

General. Any shareholder who owns or purchases shares of a Portfolio having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from a Portfolio automatically reinvested in additional shares of such Portfolio.

            Shares of a Portfolio owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

            Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares -- General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. While an occasional lump-sum investment may be made by a shareholder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

            Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a Portfolio should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Portfolio shareholders desiring to do so can obtain an application form by contacting Alliance Global Investor Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

CDSC Waiver for Class B and Class C Shares. Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholders account may be redeemed free of any contingent deferred sales charge.

            Class B shares that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next.

Redemption of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable contingent deferred sales charge.

            With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable contingent deferred sales charge.

Statements and Reports

            Each shareholder of a Portfolio receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent auditors, PricewaterhouseCoopers LLP, as well as a monthly cumulative dividend statement and a confirmation of each purchase and redemption. By contacting his or her broker or Alliance Global Investor Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

Shareholder Services Applicable to Class A and Class C Shareholders Only

Checkwriting. A new Class A or Class C investor may fill out the Signature Card which is included in the Prospectus to authorize the Fund to arrange for a checkwriting service through State Street Bank and Trust Company (the "Bank") to draw against Class A or Class C shares of a Portfolio redeemed from the investor's account. Under this service, checks may be made payable to any payee in any amount not less than $500 and not more than 90% of the net asset value of the Class A or Class C shares in the investor's account (excluding for this purpose the current month's accumulated dividends and shares for which certificates have been issued). A Class A or Class C shareholder wishing to establish this checkwriting service subsequent to the opening of his or her Portfolio account should contact the Fund by telephone or mail. Corporations, fiduciaries and institutional investors are required to furnish a certified resolution or other evidence of authorization. This checkwriting service will be subject to the Bank's customary rules and regulations governing checking accounts, and the Fund and the Bank each reserve the right to change or suspend the checkwriting service. There is no charge to the shareholder for the initiation and maintenance of this service or for the clearance of any checks.

            When a check is presented to the Bank for payment, the Bank, as the shareholder's agent, causes the Fund to redeem, at the net asset value next determined, a sufficient number of full and fractional shares of a Portfolio in the shareholder's account to cover the check. Because the level of net assets in a shareholder's account constantly changes due, among various factors, to market fluctuations, a shareholder should not attempt to close his or her account by use of a check. In this regard, the Bank has the right to return checks (marked "insufficient funds") unpaid to the presenting bank if the amount of the check exceeds 90% of the assets in the account. Canceled (paid) checks are returned to the shareholder. The checkwriting service enables the shareholder to receive the daily dividends declared on the shares to be redeemed until the day that the check is presented to the Bank for payment.

--------------------------------------------------------------------------------

NET ASSET VALUE


--------------------------------------------------------------------------------

            The Fund computes the net asset value of each Portfolio once daily as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time), each business day, except for New York Stock Exchange and national bank holidays, as determined from time to time. Currently, these holidays are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

      Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by the Manager (market value will be determined by sales prices if the principal market is an exchange) in the broadest and most representative market for that security as determined by the Manager.

      Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Directors of the Fund. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

      Futures contracts and options are valued on the basis of market quotations, if available.

            Securities and other assets for which there is no readily available market value may be valued in good faith pursuant to procedures adopted by the Board of Directors of the Fund. The procedures set forth above need not be used to determine the value of the securities owned by the Fund if, under procedures adopted by the Board of Directors of the Fund, some other method would more accurately reflect the fair market value of such securities.


            The assets attributable to the Class A shares, Class B shares and Class C shares of a Portfolio will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES


--------------------------------------------------------------------------------

            The Fund intends each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio does not so qualify, it will be subject to federal income tax on net income and capital gains, if any, realized during any fiscal year and the net income and capital gains distributed to shareholders will be lower.

            Each Portfolio intends to distribute to the registered holders of its shares all of its net investment income, which includes dividends and interest as well as net short-term capital gains, if any, in excess of any net long-term capital losses and any net long-term capital gains, if any, in excess of any net short-term capital losses. The Code requires all regulated investment companies (such as the Portfolios) to pay a nondeductible 4% excise tax to the extent the registered investment company does not distribute 98% of its ordinary income, determined on a calendar-year basis, and 98% of its capital and foreign currency gains, determined, in general, as if a taxable year ends on October 31. Each
Portfolio intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax. The current policy of each Portfolio is to declare investment income dividends daily and pay them monthly and to pay capital gains distributions annually. In determining amounts of capital gains to be distributed, generally any capital loss carryovers from prior periods are offset against capital gains.

            Gains or losses on sales of securities by a Portfolio are long-term capital gains or losses to the Portfolio if the securities have been held for more than one year. Other gains or losses on the sale of securities are short-term capital gains or losses. Special rules applicable to gains and losses on futures and options are discussed below.



            Dividends paid by a Portfolio, if any, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fees applicable to Class B and Class C shares, and any incremental transfer agency costs relating to Class B shares, will be borne exclusively by the class to which they relate.

            The Portfolios each intend to qualify as a regulated investment company under the requirements of the Code for each taxable year. Currently, in order to qualify as a regulated investment company, a Portfolio must generally, among other things, (i) derive at least 90% of its gross income from dividends, interest, gains from the sale of securities or foreign currencies, and certain other related income (the "90% test"); and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash, U.S. Government securities and other securities limited, in respect of any one issuer, to an amount no greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer other than U.S. Government securities or the securities of other regulated investment companies (the "diversification requirements").

            Currently, distributions of net investment income and net capital gains are taxable to shareholders subject to federal income tax regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of net long-term capital gains, if any, are taxable as long-term capital gains, regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his shares.


            The New York Municipal Portfolio provides income which is tax-free (except for alternative minimum taxes) for federal and New York state and local individual income tax purposes to the extent of income derived from New York Municipal Securities or securities issued by possessions of the United States. The California Municipal Portfolio provides income which is tax-free (except for alternative minimum taxes) for federal and California state personal income tax purposes to the extent of income derived from California Municipal Securities or securities issued by possessions of the United States. The Diversified Municipal Portfolio provides income which is tax-free for federal income tax purposes (except for alternative minimum tax) and which may be partially tax-free for state tax purposes, to the extent of income derived from municipal securities. For this purpose, gains on transactions in options, futures contracts and options on futures contracts as well as gains on municipal securities are not tax-exempt. In addition, the Portfolios will comply with the requirement of Code Section 852(b)(5) that at least 50% of the value of each Portfolio's total assets consists of municipal securities. This requirement may limit these Portfolios' ability to engage in transactions in options, futures contracts and options on futures contracts or in certain other transactions. A portion of the income of these Portfolios may be exempt from state income taxes in certain states to the extent the Portfolio's income is derived from securities the interest on which is exempt from income taxes in that state. Shareholders may wish to consult a tax advisor about the status of distributions from the Portfolios in their individual states or localities.


            The Code includes special rules applicable to certain forward contracts and to certain exchange-listed options, futures contracts and options on futures contracts which the

Portfolios may write, purchase or sell. Such forward contracts, options and futures contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, other than certain foreign currency forward contracts, options or futures contracts (discussed below), is generally treated as long-term capital gain or loss (at the lower long-term capital gains tax rate) to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof. These contracts, when held by a Portfolio at the end of a fiscal year (or, for purposes of the excise tax, at the end of a period ending October 31) generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes ("marked to market").

            Certain Section 1256 contracts undertaken by a Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolios may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Portfolios are not entirely clear. The straddle transactions may increase the amount of short-term capital gain recognized by the Portfolios.

            The Portfolios may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

            Because application of the straddle rules may affect the character of gains or losses, defer and/or accelerate the recognition of gains or losses from the affected straddle positions and require the capitalization of interest expense, the amount which must be distributed to shareholders as ordinary income or long-term capital gain by a Portfolio, may be increased or decreased substantially as compared to a portfolio that did not engage in such hedging transactions.


            The Fund, on behalf of the New York Municipal Portfolio and the Diversified Municipal Portfolio requested a private-letter ruling from the Internal Revenue Service which provided, among other things, that (i) gains realized upon the sale or other disposition of options, futures contracts or options on futures contracts, on securities or on certain securities indexes, including gains which are recognized as the result of a Section 1256 contract being marked to market, are treated as gains from the sale or other disposition of securities for purposes of the 90% test; and (ii) for purposes of the diversification requirements, (a) options, futures contracts and options on futures contracts on U.S. Government securities are treated as issued by the issuer of the securities and (b) options, futures contracts and options on futures contracts on a securities index, including a municipal bond index, will be treated as issued proportionately by the issuers of the securities underlying the securities index irrespective of whether the index is broadly based or narrowly based. The Fund received the ruling requested as to (i) above; there can be no assurance that the requested private-letter ruling as to item (ii) will be obtained. In the event that the Fund does not receive the private-letter ruling, the Portfolios' ability to engage in the latter described transactions may be limited.

            The Fund, on behalf of the New York Municipal Portfolio and the Diversified Municipal Portfolio, has also requested a private-letter ruling from the Internal Revenue Service to the effect that certain securities, including GNMA Certificates and FNMA Certificates are treated as government securities for purposes of the diversification requirements under Section 851(b)(4) of the Code. The Fund received the requested ruling, except as to FHLMC Participation Certificates and securities of the Financing Corporation; there can be no assurance that the requested private-letter ruling will be obtained as to these securities. In the event the Fund receives an adverse ruling, the Portfolios' investment in the latter securities may have to be limited because of the diversification requirements under Section 851 of the Internal Revenue Code.


            The diversification requirements applicable to the Portfolio's assets and other restrictions imposed on the Portfolio by the Code may limit the extent to which the Portfolio will be able to engage in transactions in forward contracts, options, futures contracts or options on futures contracts.


            Under Code Section 988, foreign currency gains or losses from forward contracts, futures contracts that are not "regulated futures contracts" ("Non-Regulated Futures Contracts"), and from unlisted options will generally be treated as ordinary income or ordinary loss; however, any Portfolio of the Fund may make an election pursuant to Section 988(a)(1)(B) to treat any foreign currency gain or loss from forward contracts, Non-Regulated Futures Contracts and unlisted options as a capital gain or loss. In general, in the event such election is made with respect to forward contracts, Non-Regulated Futures Contracts and unlisted options that are Section 1256 contracts, 60% of the gain or loss will be treated as long-term and 40% will be treated as short-term (as described above); in the event such election is made with respect to contracts or options that are not Section 1256 contracts, treatment of a gain or loss as long-term or short-term will depend upon the holding period thereof. Gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are generally treated as ordinary income or loss. Also, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. The gains or losses described above that are treated as ordinary income or ordinary loss may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to its stockholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's capital gains or losses. Additionally, if Code Section 988 ordinary losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in the shares.

      Under Treasury Regulations, the Portfolio is required to withhold and remit to the U.S. Treasury 30.5% (30% after December 31, 2001 subject to phased-in reductions) of dividend and capital gains income from the accounts of certain shareholders unless such shareholders provide their correct taxpayer identification number and otherwise comply with the applicable requirements of the backup withholding rules. A shareholder who does not provide his correct taxpayer identification number may be subject to penalties imposed by the Internal Revenue Service.

      A foreign shareholder may be subject to dividend tax withholding at the 30% rate or at a lower applicable treaty rate on certain dividends from the Portfolio. Foreign shareholders should consult their tax advisors regarding application of these withholding rules.


      The discussion in the Prospectus, together with the foregoing, is a general summary of the tax consequences of investments in the Portfolios. Investors are urged to consult their own tax advisors to determine the effect of investments in the Portfolios upon their individual tax situations.

--------------------------------------------------------------------------------


BROKERAGE AND PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

            The Manager is responsible for decisions to buy and sell securities for each of the Portfolios and for broker-dealer selection. In general, securities in which the Portfolios invest are traded on a "net" rather than a transaction-charge basis with dealers acting as principals for their own accounts without a stated transaction charge. Accordingly, the price of the security may reflect an increase or decrease from the price paid by the dealer together with a spread between the bid and asked price, which provides the opportunity for a profit or loss to the dealer. In transactions on stock exchanges in the United States, these commissions are negotiated. Each Portfolio may purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. In some cases, the Portfolios might engage in purchase or sale transactions with another Portfolio of the Fund, subject to conditions specified under the 1940 Act. There might also be occasions where the Portfolios engage in purchase or sale transactions with another mutual fund.

            Sanford C. Bernstein LLC ("Bernstein LLC") (including its predecessor, Sanford C. Bernstein & Co., Inc.) is an affiliated broker of the Fund. For the fiscal year ended September 30, 2001, the Portfolios paid total brokerage commissions of $_______, of which $_______ or 0.____% was paid to Bernstein LLC for effecting 0.____% of the aggregate dollar amount of transactions on which the Fund paid brokerage commissions. For the fiscal year ended September 30, 2000, the Fund paid total brokerage commissions of $______, of which $_____ or 0.____% was paid to Sanford C. Bernstein & Co., Inc. for effecting 0._____% of the aggregate dollar amount of transactions on which the Fund paid brokerage commissions. For the fiscal year ended September 30, 1999, the Fund paid total brokerage commissions of $________, of which $_______ or ___% was paid to Sanford C. Bernstein & Co., Inc. for effecting 0._____% of the aggregate dollar amount of transactions on which the Fund paid brokerage commissions.

      The Manager's primary consideration in effecting a security transaction for the Portfolios is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Manager may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services, which are deemed by the Manager to be beneficial to one or more of the Portfolios or any other investment companies or other accounts managed by the Manager. From time to time, dealers with whom the Fund conducts principal transactions may provide the Manager with research at no cost.

--------------------------------------------------------------------------------

GENERAL INFORMATION

--------------------------------------------------------------------------------

            The shares of each Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable and redeemable at the option of the shareholder and have a par value per share of $0.001. Shares are also redeemable at the option of the Fund, if the net asset value of a shareholder's account is less than $1,000.

            Pursuant to the Articles of Incorporation, the Board of Directors may also authorize the creation of additional series of shares (the proceeds of which may be invested in separate, independently managed portfolios) with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

      Shareholders have certain rights, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. Such removal can be effected upon the action of two-thirds of the outstanding shares of all of the Portfolios of the Fund, voting as a single class. The shareholders of each Portfolio are entitled to a full vote for each full share held and to the appropriate fractional vote for each fractional share. A matter that affects a Portfolio of the Fund will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of that Portfolio. The voting rights of the shareholders are not cumulative. In order to avoid unnecessary expenses, the Fund does not intend to hold annual meetings of shareholders.


            A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from each Portfolio's assets and, upon redeeming shares, will receive the then current net asset value of the Portfolio represented by the redeemed shares less any applicable contingent deferred sales charge. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund, and additional classes of shares within each Portfolio. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Class A, B and C shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares of the Fund bears its own distribution expenses and Class B shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities.

Principal Underwriter

            Alliance Fund Distributors, Inc., an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of the Class A, Class B and Class C shares of the Portfolios. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933.

Independent Auditors

            PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected as the Fund's independent accountants to audit the annual financial statements of each Portfolio.

Yield and Total Return Quotations

            Each of the Portfolios may, from time to time, advertise yield, average annual total return and aggregate total return. The returns shown below are for the New York Municipal Class of the New York Municipal Portfolio, the California Municipal Class of the California Municipal Portfolio and the Diversified Municipal Class of the Diversified Municipal Portfolio. These classes of the respective Portfolios are not offered in the Prospectus to which this Statement of Additional Information relates but would have substantially similar annual returns as the Class A, Class B and Class C shares because the shares are invested in the same portfolio of securities. The returns would differ only to the extent that Class A, Class B and Class C shares do not have the same expenses.

      For the thirty-day period ending September 30, 2001, yields for the Portfolios were as follows: New York Municipal Portfolio ____%; California Municipal Portfolio ____%; Diversified Municipal Portfolio ____%.


      Yields are calculated based on a rolling 30-day average. Yield quotations are based on each Portfolio's income and expenses for a given month. Expenses are subtracted from the total interest and dividends for the month; the result is divided by the Portfolio's average daily market capitalization -- the product of the average daily number of shares outstanding and the net asset value of the last day of the month, to give the monthly yield, which is compounded over six months and then multiplied by two so as to compute the "bond-equivalent yield." The calculation may be expressed in the following formula:

            Yield = 2 [( a-b + 1)^6 - 1]
                    -------------------
                             cd

Where:

      a = total interest and dividends earned during the month;

      b = total expenses accrued during the month (net of reimbursements);

      c = the average daily number of shares outstanding during the month that were entitled to receive dividends; and

      d = the maximum offering price per share on the last day of the month.

      The total of interest and dividends earned during the month is calculated by adding together the interest and dividends earned per day on each security held during the month (30 days). Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. For most debt securities, the interest earned per day is determined by first computing the security's yield to maturity on each day during the month. The yield to maturity is divided by 360, and multiplied by the market value (including accrued interest) of the security position each day. Each interest earned per day calculation is added to all of the other such applicable calculations during the month to determine the interest earned during the month. If a bond is callable, yield to the appropriate call date is substituted for yield to maturity if, in the opinion of the Manager, the bond is expected to be called. If a bond is putable, yield to the appropriate put date is substituted for yield to maturity if, in the opinion of the Manager, the put is expected to be exercised.

      For tax-exempt obligations that are selling below $100 and were not issued at original-issue discounts, the coupon rate is substituted for the yield to maturity in the calculation described in the paragraph above, and the par value of the bond is used in place of market value. For tax-exempt obligations that are selling below $100 and that were issued at original-issue discounts, if the yield to maturity, based upon the current market price, is higher than the yield to maturity at the time of issuance, the yield to maturity at the time of issuance is used in the interest-earned calculation. Otherwise, the yield to maturity based upon the current market price is used.

      For receivable-backed obligations (such as mortgage pass-throughs), which are expected to be subject to periodic payments of principal as well as interest, the interest earned is the income based on the coupon rate and outstanding principal balance. This income is adjusted by adding or subtracting the gain or loss attributable to actual monthly paydowns based upon the historic cost. For purposes of the yield calculation, the Portfolios do not amortize premium or discount on interest-bearing mortgage-backed securities.

      Expenses accrued include all expenses and all fees that are charged to all shareholder accounts. The maximum offering price reflects the subtraction of any undeclared earned income, which is the net investment income earned by the Portfolio that is reasonably expected to be declared as a dividend within a reasonable time from the end of the month.


      For the thirty-day period ending September 30, 2001, tax-equivalent yield for the New York Municipal Portfolio at September 30, 2001 was ____%, assuming an investor was subject to a combined federal, state and New York City tax rate of ____% and reflecting that ___% of the income was estimated to be subject to federal taxes and ___% to be subject to state and local taxes. Tax-equivalent yield for the California Municipal Portfolio at September 30, 2001 was ____%, assuming an investor was subject to a combined federal and state tax rate of ___% and reflecting that ____% of the income was estimated to be subject to federal taxes and ____% to be subject to state taxes. Tax-equivalent yield for the Diversified Municipal Portfolio at September 30, 2001 was ____%, assuming an investor was subject to a combined federal and state tax rate of ____% and reflecting that ___% of the income was estimated to be subject to federal taxes.

      Tax-equivalent yield for the New York Municipal Portfolio is computed by first determining the portion of the yield (calculated as set forth above) for the respective Portfolio that is exempt from (i) federal and New York State and local taxation; (ii) federal taxation only; (iii) New York State and local taxation only and (iv) neither New York State and local nor federal income taxation; dividing each portion of the yield by 1 minus the relevant combined tax rate, and adding the quotients together as expressed in the following formula:

      Tax-equivalent Yield =   a  +   c   +  e  + g
                             -----  -----  -----
                              1-b     1-d   1-f

Where:

      a = the portion of the yield which is exempt from federal and New York
          State and local income taxation;

      b = the highest combined marginal income tax rate imposed on an individual's unearned ordinary income subject to federal, state and local income taxation;

      c = the portion of the yield which is exempt from federal, but not New
          York State and local income taxation;

      d = the highest marginal income tax imposed on an individual's unearned ordinary income subject to federal income taxation;

      e = the portion of the yield which is exempt from New York State and local, but not federal, income taxation;

      f = the highest marginal income tax imposed on an individual's unearned ordinary income subject to New York State and local, but not federal, income taxation; and

      g = the portion of the yield which is not exempt from federal, New York
          State or local income taxation.


      Tax-equivalent yield for the California Municipal Portfolio is computed by first determining the portion of the yield (calculated as set forth above) for the respective Portfolio that is exempt from (i) federal and California personal income taxation; (ii) federal taxation only; (iii) California personal income taxation only and (iv) neither California personal nor federal income taxation; dividing each portion of the yield by one minus the relevant combined tax rate, and adding the quotients together as expressed in the following formula:


      Tax-equivalent Yield =   a  +   c   +  e  + g
                             -----  -----  -----
                              1-b     1-d   1-f

Where:

      a = the portion of the yield which is exempt from federal and California personal income taxation;

      b = the highest combined marginal income tax rate imposed on an individual's unearned ordinary income subject to federal and California personal income taxation;

      c = the portion of the yield which is exempt from federal, but not California personal income taxation;

      d = the highest marginal income tax imposed on an individual's unearned ordinary income subject to federal income taxation;

      e = the portion of the yield which is exempt from California personal, but not federal, income taxation;

      f = the highest marginal income tax imposed on an individual's unearned ordinary income subject to California personal, but not federal, income taxation; and

      g = the portion of the yield which is not exempt from federal or California personal income taxation.


      Tax-equivalent yield for the Diversified Municipal Portfolio is computed by first determining the fraction of the yield calculated as set forth above for the respective Portfolio (i) that is exempt from federal taxation and (ii) that is not exempt from federal taxation, then dividing that portion of the yield which is exempt from federal taxation by one minus the highest marginal federal individual income taxation and adding the quotient to that portion, if any, of the yield which is not exempt from federal income taxation, as expressed in the following formula:


      Tax-equivalent Yield =   h   + j
                             -----
                              1-I

Where:

      h = the portion of the yield which is exempt from federal taxes;

      i = the highest marginal tax rate imposed on individual income subject to federal income taxation; and
      j = the portion of the yield which is not exempt from federal income taxation.


      The average annual total returns for (1) the Portfolios from their inception until September 30, 2001; (2) the Portfolios for the one year period ended September 30, 2001; (3) the Portfolios for the five year period ended September 30, 2000; and (4) the ten year period ended September 30, 2000, were as follows. The returns shown below are for the New York Municipal Class of the New York Municipal Portfolio, the California Municipal Class of the California Municipal Portfolio and the Diversified Municipal Class of the Diversified Municipal Portfolio. These classes of the respective Portfolios are not offered in the Prospectus to which this Statement of Additional Information relates but would have substantially similar annual returns as the Class A, Class B and Class C shares because the shares are invested in the same portfolio of securities. The returns would differ only to the extent that Class A, Class B and Class C shares do not have the same expenses:


                                     Average
                                     Annual
                                      Total
                          Period     Return     One Year   Five Year   Ten Year
                          Since       Since       Total      Total       Total
Portfolio               Inception   Inception    Return     Return      Return
---------               ---------   ---------    ------     ------      ------


New York
Municipal

California
Municipal

Diversified
Municipal


      The average annual total return for each Portfolio is calculated by finding the average annual percentage rate of return that would, compounded and multiplied by the initial amount invested (less any applicable sales load), result in the ending redeemable value, as expressed in the following formula:

      Average Annual Total Return = ERV^1/n - 1
                                    ---
                                     P

Where:

      P = a hypothetical initial investment of $1,000 on beginning date less any charges deducted from the amount invested;

    ERV = ending redeemable value of the hypothetical account on the date of the balance sheet assuming a complete redemption and deduction of all nonrecurring charges deducted at the end of the period; and

      n = number of years (1, 5, 10 or the life of the Fund).

      The above calculations reflect all fees and expenses charged to the Portfolios.

      The Portfolios may advertise aggregate total return, also called unannualized total return, in addition to average annual total return. The aggregate total return of each Portfolio from its inception until September 30, 2000 was as follows:

--------------------------------------------------------------------------------
                                                                    Unannualized
                                                          Period    Total Return
                                                          Since         Since
      Portfolio                                         Inception     Inception
--------------------------------------------------------------------------------

New York Municipal
--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------
Diversified Municipal
--------------------------------------------------------------------------------


      The aggregate total return for each Portfolio is calculated by dividing the ending value of an investment by the beginning value of this investment, as expressed in the following formula:

      Aggregate Total Return = ERV - P
                               -------
                                  P

Where:

      P = a hypothetical initial investment of $1,000 on beginning date, less any charges deducted from the amount invested; and

    ERV = ending redeemable value of the hypothetical account on the date of the balance sheet assuming a complete redemption and the deduction of all non-recurring charges deducted at the end of the period.

      From time to time, in reports and promotional literature, the Portfolios' total return or other performance data may be compared to one or more relevant market indexes, including but not limited to (1) Lehman Brothers Aggregate Bond Index; (2) Lehman Brothers Government Corporate Bond Index; (3) Merrill Lynch 1-3 Year Treasury Index; (4) Lehman Brothers One Year Municipal Index; (5) Lehman Brothers 5 year General Obligation Municipal Bond Index; (6) Lehman Brothers 1-10 year Municipal Bond Index Blend; and (7) with other groups of mutual funds tracked by (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) by other financial business publications, including, but not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information.

Additional Information

            Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Global Investor Services, Inc. at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

--------------------------------------------------------------------------------


             REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

            The financial statements and the report of PricewaterhouseCoopers, LLP of the Portfolios are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The annual report is dated [Insert] and was filed on [Insert]. It is available without charge upon request by calling Alliance Global Investor Services, Inc. at (800) 227-4618.

--------------------------------------------------------------------------------

APPENDIX

--------------------------------------------------------------------------------

Description of Corporate and Municipal Bond Ratings

      The following descriptions of Standard & Poor's Corporation ("Standard & Poor's"), Fitch IBCA, Inc. ("Fitch") and Moody's Investors Service, Inc. ("Moody's") corporate and municipal bond ratings have been published by Standard & Poor's, Fitch and Moody's, respectively.

Standard & Poor's(1)

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC, C Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposure to adverse conditions.

CI The rating CI is reserved for income bonds on which no interest is being paid.

----------
(1)   Reprinted from Standard & Poor's Bond Guide

D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) The ratings from "AA" to "CCC" may be modified by the additions of a plus or minus sign to show relative standing within the major rating categories.

Fitch(2)

A Fitch bond rating represents an assessment of the issuer's ability to meet its debt obligations in a timely manner. The rating is not a recommendation to buy, sell or hold any security. It does not comment on the adequacy of market price, investor suitability or the taxability of interest.

Ratings are based on information obtained from issuers or sources believed to be reliable. Fitch does not audit or verify the accuracy of the information. Ratings may be changed, suspended or withdrawn to changes in or unavailability of information.

AAA Highest credit quality, obligor has exceptionally strong ability to pay interest and repay principal.

AA Very high credit quality, obligor's ability to pay interest and repay principal is very strong, although not as strong as AAA.

A High credit quality, obligor's ability to pay interest and repay principal is strong, but more vulnerable to adverse economic conditions than higher rated bonds.

BBB Satisfactory credit quality, obligor's ability to pay interest and repay principal is adequate, adverse economic conditions could impair timely payment.

BB Speculative, obligor's ability to pay interest and repay principal may be affected by adverse economic conditions.

B Highly speculative, obligor has a limited margin of safety to make timely payments of principal and interest.

CCC Identifiable characteristics which, if not remedied, may lead to default.

CC Minimal protection, default in payment of interest and or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

----------
(2)   As provided by Fitch IBCA, Inc.

DDD Bonds are in default on interest and or principal and are extremely speculative.

DD represents highest potential for recovery and

D the lowest potential for recovery.

Plus(+) Minus (-) Plus and minus signs are used to indicate relative position of a credit within the rating category and only apply to AA to CCC categories.

Moody's(3)

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable attributes and are considered upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but susceptible to impairment some time in the future.

Baa Bonds which are rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

----------
(3)   Reprinted from Moody's Bond Record and Short Term Market Record

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Corporate and Municipal Commercial Paper Ratings

      The following descriptions of commercial paper ratings have been published by Standard & Poor's, Fitch and Moody's, respectively.

Standard & Poor's(4)

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

----------
(4)   Reprinted from Standard & Poor's Bond Guide

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

Fitch(5)

Short term ratings apply to obligations payable on demand or with original maturities of up to three years. The rating emphasizes the existence of liquidity required for timely payment of the obligation.

F-1+ Exceptionally Strong Credit Quality, strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality, assurance of timely payment only slightly less than F-1+.

F-2 Good Credit Quality, satisfactory degree of assurance for timely payment.

F-3 Fair Credit Quality, degree for assurance of timely repayment is adequate, however, near term adverse changes could put rating below investment grade.

F-S Weak Credit Quality, minimal degree of assurance for timely repayment and vulnerable to near adverse changes in economic and financial conditions.

D Default, actual or imminent payment default.

Moody's(6)

      Moody's employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

P-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      o     Leading market positions in well-established industries.
      o     High rates of return on funds employed.
      o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
      o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

----------
(5)   As provided by Fitch IBCA, Inc.
(6)   Reprinted from Moody's Bond Record and Short Term Market Record

      o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Municipal Note Ratings

      The following descriptions of municipal bond ratings have been published by Standard & Poor's, Fitch and Moody's, respectively.

Standard & Poor's(7)

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

SP-3 Speculative capacity to pay principal and interest.

Moody's

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

----------
(7)   Reprinted from Standard & Poor's Bond Guide

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Fitch(8)

Short term ratings apply to obligations payable on demand or with original maturities of up to three years. The rating emphasizes the existence of liquidity required for timely payment of the obligation.

F-1+ Exceptionally Strong Credit Quality, strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality, assurance of timely payment only slightly less than F-1+.

F-2 Good Credit Quality, satisfactory degree of assurance for timely payment.

F-3 Fair Credit Quality, degree for assurance of timely repayment is adequate, however, near term adverse changes could put rating below investment grade.

F-S Weak Credit Quality, minimal degree of assurance for timely repayment and vulnerable to near adverse changes in economic and financial conditions.

D Default, actual or imminent payment default.

----------
(8)   As provided by Fitch IBCA, Inc.

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

      (a)(1) Articles of Incorporation of the Fund dated May 3, 1988 (supplied by Pre-Effective Amendment No. 1 and submitted electronically by Post-Effective Amendment No. 15).

      (a)(2) Articles Supplementary of the Fund dated October 14, 1988 (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 15).

      (a)(3) Articles Supplementary of the Fund dated April 25, 1990 (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 15).

      (a)(4) Articles Supplementary of the Fund dated March 16, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 15).

      (a)(5) Articles Supplementary of the Fund undated, filed with State of Maryland May 11, 1994 (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No. 15).

      (a)(6) Articles Supplementary of the Fund dated October 10, 1994 (supplied by Post-Effective Amendment No. 11 and submitted electronically by Post-Effective Amendment No. 15).

      (a)(7) Articles Supplementary of the Fund dated August 29, 1995 (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No. 15).

      (a)(8) Articles Supplementary of the Fund dated February 26, 1996 (submitted electronically by Post-Effective Amendment No. 15).

      (a)(9) Articles Supplementary of the Fund dated March 9, 1998 (submitted electronically by Post-Effective Amendment No. 17).

      (a)(10) Articles Supplementary of the Fund dated November 5, 1998 (submitted electronically by Post-Effective Amendment No. 17).

      (a)(11) Articles of Amendment of the Fund dated April 20, 1999 (submitted electronically by Post-Effective Amendment No. 20).

      (a)(12) Articles Supplementary of the Fund dated May 24, 1999 (submitted electronically by Post-Effective Amendment No. 20).

      (a)(13) Articles Supplementary of the Fund dated February 11, 2000 (submitted electronically by Post-Effective Amendment No. 22).


      (a)(14)     Articles Supplementary of the Fund.*

      (a)(15)     Articles of Amendment of the Fund.*


      (b)(1) By-Laws of the Fund as Revised and Restated October 4, 1988 (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).

      (b)(2) Amendment to Article I, Section 2 of the By-Laws of Fund dated January 30, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No.
                  16).

      (c) Instruments Defining Rights of Security Holders - supplied by Exhibit (a)(1) (see Article V - Common Stock; Sections 1(b), 2(c), (2)(d), (2)(e), (2)(g), 4 and 5; Article VII -
                  Miscellaneous; Sections 1(d), 2, 3, 5 and 6; Article VIII - Voting; Article IX - Amendments; and supplied by Exhibit
                  (b)(1) (see Article I - Stockholders and Article IV - Capital Stock).

      (d)(1) Investment Management Agreement dated October 2, 2000 between the Fund and Alliance Capital Management L.P. ("ACMLP") (submitted electronically by Post-Effective Amendment No. 22).


      (d)(2) Shareholder Servicing and Administrative Agreement dated October 2, 2000 between the Fund and ACMLP (submitted electronically by Post-Effective Amendment No. 22).(1)

      (e)(1) Distribution Agreement dated October 2, 2000 between the Fund and Sanford C. Bernstein & Co., LLC ("Bernstein LLC") (submitted electronically by Post-Effective Amendment No.
                  22).(1)

      (e)(2) Distribution Services Agreement between the Fund and Alliance Fund Distributors, Inc. ("AFD")*(2)


      (f)         Bonus or Profit Sharing Contracts - Not applicable.

      (g)(1) Custodian Contract dated October 12, 1988 between the Fund and State Street Bank and Trust Company (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).

      (g)(2) Amendment to the Custodian Contract dated May 8, 1989 (supplied by Post-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).

      (g)(3) Second Amendment to the Custodian Contract dated July 24, 1989 (supplied by Post-Effective Amendment No. 3 and submitted electronically by Post-Effective Amendment No. 16).

      (g)(4) Third Amendment to the Custodian Contract dated April 30, 1990 (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 16).

      (g)(5) Fourth Amendment to the Custodian Contract dated March 18, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No. 16).

      (g)(6) Fifth Amendment to the Custodian Contract dated April 19, 1994 (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No. 16).

      (g)(7) Sixth Amendment to the Custodian Contract dated August 21, 1995 (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No. 16).

      (g)(8) Seventh Amendment to the Custodian Contract dated May 6, 1996 (submitted electronically by Post-Effective Amendment No. 15).

      (g)(9) Eighth Amendment to the Custodian Contract dated September 25, 1996 (submitted electronically by Post-Effective Amendment No.
                  15).

      (g)(10) Custodian Fee Schedule dated June 12, 1998 - Government Short Duration, Short Duration Plus, New York Municipal, Diversified Municipal, Intermediate Duration, California Municipal; Short Duration California Municipal, Short Duration Diversified Municipal, and Short Duration New York Municipal Portfolios (submitted electronically by Post-Effective Amendment No. 17).

      (g)(11) Ninth Amendment to the Custodian Contract dated February 22, 1999 (submitted electronically by Post-Effective Amendment No.
                  20).

      (g)(12) Tenth Amendment to the Custodian Contract dated May 3, 1999 (submitted electronically by Post-Effective Amendment No. 20).

      (g)(13) Custodian Fee Schedule dated October 27, 1999 - Tax-Managed International Value, International Value II and Emerging Markets Value Portfolios (submitted electronically by Post-Effective Amendment No. 20).


      (h)(1) Transfer Agency Agreement dated October 12, 1988 between the Fund and State Street Bank and Trust Company (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).(1)

      (h)(2) Amendment to the Transfer Agency Agreement dated April 30, 1990 (supplied by Post-Effective Amendment No. 4 and submitted electronically by Post-Effective Amendment No. 16).(1)

      (h)(3) Second Amendment to the Transfer Agency Agreement dated March 18, 1992 (supplied by Post-Effective Amendment No. 7 and submitted electronically by Post-Effective Amendment No.
                  16).(1)

      (h)(4) Third Amendment to the Transfer Agency Agreement dated April 19, 1994 (supplied by Post-Effective Amendment No. 10 and submitted electronically by Post-Effective Amendment No.
                  16).(1)

      (h)(5) Fourth Amendment to Transfer Agency Agreement dated August 21, 1995 (supplied by Post-Effective Amendment No. 12 and submitted electronically by Post-Effective Amendment No.
                  16).(1)

      (h)(6) Fifth Amendment to Transfer Agency Agreement dated July 18, 1996 (submitted electronically by Post-Effective Amendment No.
                  15).(1)

      (h)(7) Sixth Amendment to Transfer Agency Agreement dated February 22, 1999 (submitted electronically by Post-Effective Amendment No. 20).(1)

      (h)(8) Seventh Amendment to Transfer Agency Agreement dated May 3, 1999 (submitted electronically by Post-Effective Amendment No.
                  20).(1)

      (h)(9) Transfer Agency Fee Schedule dated July 21, 1999 - Government Short Duration, Short Duration Plus, Diversified Municipal, Intermediate Duration, New York Municipal, California Municipal, Tax-Managed International Value, Short Duration California Municipal, Short Duration Diversified Municipal, Short Duration New York Municipal, Emerging Markets Value and International Value II Portfolios (submitted electronically by Post-Effective Amendment No. 20).(1)

      (h)(10) Transfer Agency Agreement between the Fund and Alliance Global Investor Services, Inc.*(2)

      (h)(11) Securities Lending Agreement dated July 17, 1996 between the Fund, on behalf of the International Value Portfolio and State Street Bank and Trust Company and Amendment dated September 30, 1996 (submitted electronically by Post-Effective Amendment No. 15).

      (h)(12)(a) Second Amendment to Securities Lending Agreement dated May 29, 1997 (submitted electronically by Post-Effective Amendment No.
                  16).

      (h)(12)(b) Third Amendment to Securities Lending Agreement dated May 11, 1998 (submitted electronically by Post-Effective Amendment No.
                  17).

      (h)(12)(c) Fourth Amendment to Securities Lending Agreement dated August 10, 1998 (submitted electronically by Post-Effective Amendment No. 17).

      (h)(12)(d) Fifth Amendment to Securities Lending Agreement dated April 21, 1999 (submitted electronically by Post-Effective Amendment No. 20).

      (h)(12)(e) Securities Lending Agreement dated April 30, 1999 between the Fund, on behalf of the International Value Portfolio II and State Street Bank and Trust Company (submitted electronically by Post-Effective Amendment No. 20).

      (h)(12)(f) First Amendment dated September 26, 2000 to Securities Lending Authorization Agreement between the Fund, on behalf of the International Value

                  Portfolio II, and State Street Bank and Trust Company (submitted electronically by Post-Effective Amendment No. 22).


      (h)(12)(g) Sixth Amendment dated September 26, 2000 to Securities Lending Authorization Agreement between the Fund, on behalf of the Tax-Managed International Value Portfolio, and State Street Bank and Trust Company (submitted electronically by Post-Effective Amendment No. 22).

      (i)         Opinion of Counsel.*

      (j)         Consent of Independent Accountants.*


      (k)         Omitted Financial Statements - Not applicable.

      (l) Purchase Agreement dated October 12, 1988 (supplied by Pre-Effective Amendment No. 2 and submitted electronically by Post-Effective Amendment No. 16).


      (m)         Rule 12b-1 Plan - See Exhibit (e)(2) hereto.(2)

      (n)         Rule 18f-3 Plan.*


      (o)         Not applicable.


      (p) Code of Ethics dated January 2001. (submitted electronically by Post-Effective Amendment No. 23)

*     To be filed by Amendment.

1 Item does not relate to Class A, Class B or Class C shares of the New York Municipal, California Municipal and Diversified Municipal Portfolios.

2 Item only relates to Class A, Class B and Class C shares of the New York Municipal, California Municipal and Diversified Municipal Portfolios.


Item 24. Persons Controlled By or Under Common Control with Fund.       None.

Item 25. Indemnification.

            As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article VII of the Fund's By-Laws (Exhibit (b) to this Registration Statement), directors, officers and employees of the Fund will be indemnified to the maximum extent permitted by Maryland General Corporation Law. Article VII provides that nothing therein contained protects any director or officer of the Fund against any liability to the Fund or its stockholders to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Maryland General Corporation Law permits a corporation to indemnify any director, officer, employee or agent made a party to any threatened, pending or completed action, suit or proceeding by reason of service in that capacity, against, judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with the proceeding, unless it is proved that: (i) an act or omission by the director, officer, employee or agent that was material to the cause of action adjudicated in the proceeding was committed in bad faith or the result of active and deliberate dishonesty; (ii) the director, employee, or agent actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director, employee or agent had reasonable cause to believe that the act or omission was unlawful. Maryland law does not permit indemnification in respect of any proceeding by or in the right of the corporation in which the director shall have been held liable to the corporation.


            As permitted by Section 17(i) of the 1940 Act, pursuant to Section 3 of the respective Investment Management Agreement, Section 3 of the respective Shareholder Servicing and Administrative Agreement between the Fund, on behalf of its various Portfolios, and ACMLP, Section 8 of the Distribution Agreement between the Fund, on behalf of its various Portfolios, and Bernstein LLC, and
Section 10 of the Distribution Services Agreement between the Fund, on behalf of Class A, B and C shares of the New York Municipal, California Municipal and Diversified Municipal Portfolios, and AFD. ACMLP, Bernstein LLC and AFD may be indemnified against certain liabilities which it may incur.


            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            As permitted by Article VII, Section 2 of the Bylaws, the Fund has purchased an insurance policy insuring its officers and directors against certain liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have omitted conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonest, fraudulent or criminal acts or omissions. The insurance policy also insures the Fund against the cost of indemnification payments to officers and directors under certain circumstances. Insurance will not be purchased that protects, or purports to protect, any officer or director from liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

            Section 2 of the respective Investment Management Agreement limits the liability of ACMLP to loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for service (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by ACMLP of its obligations and duties under the Management Agreement.

            Section 2 of the Shareholder Servicing and Administrative Agreement limits the liability of ACMLP and Section 9 of the Distribution Agreement limits the liability of Bernstein LLC to loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by Bernstein of its obligations and duties under those Agreements.

            The Fund hereby undertakes that it will apply the indemnification provisions of its By-Laws, and the Investment Management Agreement, Shareholder Servicing and Administrative Agreement, and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser.

            See "Management of the Fund" in the Statement of Additional Information constituting Part B of this Registration Statement and incorporated herein by reference and "Management, Organization and Capital Structure" in the Regular and Institutional Services Prospectuses constituting Parts A-1, A-2 and A-3 of this Registration Statement, respectively, and incorporated herein by reference.

Item 27. Principal Underwriters


            (a) Sanford C. Bernstein & Co., LLC is the Distributor for each Portfolio of the Fund except for Class A, Class B and Class C shares of the New York Municipal, California Municipal and Diversified Municipal Portfolios. It does not serve as Distributor for any other investment company.

      Alliance Fund Distributors, Inc., is the Distributor for Class A, Class B and Class C shares of the New York Municipal, California Municipal and Diversified Municipal Portfolios. Alliance Fund Distributors, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

            AFD Exchange Reserves
            Alliance All-Asia Investment Fund, Inc.
            Alliance Balanced Shares, Inc.
            Alliance Bond Fund, Inc.
            Alliance Capital Reserves
            Alliance Disciplined Value Fund, Inc.
            Alliance Global Dollar Government Fund, Inc.
            Alliance Global Small Cap Fund, Inc.
            Alliance Global Strategic Income Trust, Inc.
            Alliance Government Reserves
            Alliance Greater China '97 Fund, Inc.
            Alliance Growth and Income Fund, Inc.
            Alliance Health Care Fund, Inc.
            Alliance High Yield Fund, Inc.
            Alliance Institutional Fund, Inc.
            Alliance Institutional Reserves, Inc.
            Alliance International Fund
            Alliance International Premier Growth Fund, Inc.
            Alliance Money Market Fund
            Alliance Multi-Market Strategy Trust, Inc.
            Alliance Municipal Income Fund, Inc.
            Alliance Municipal Income Fund II
            Alliance Municipal Trust
            Alliance New Europe Fund, Inc.
            Alliance North American Government Income Trust, Inc.
            Alliance Premier Growth Fund, Inc.
            Alliance Quasar Fund, Inc.
            Alliance Real Estate Investment Fund, Inc.
            Alliance Select Investor Series, Inc.
            Alliance Technology Fund, Inc.
            Alliance Utility Income Fund, Inc.
            Alliance Variable Products Series Fund, Inc.
            Alliance Worldwide Privatization Fund, Inc.
            The Alliance Fund, Inc.
            The Alliance Portfolios

            (b)(1) Sanford C. Bernstein & Co., LLC:

                            POSITIONS AND
                            OFFICES WITH                  POSITIONS AND
                            SANFORD C. BERNSTEIN &        OFFICES WITH
NAME                        CO., LLC                      REGISTRANT
--------------------        ----------------------        ----------

Lewis A. Sanders*           Chairman and Director

Marc O. Mayer*              Chief Executive Officer
                            and Director

Gerald M. Lieberman**       Chief Financial Officer
                            and Director

John Donato Carifa**        Director

Michael Thomas Borgia*      Director, in charge
                            of operations

Laurence H. Bertan*         Director of Compliance

----------

*     Business Address is 767 Fifth Avenue New York, New York 10153

**    Business Address is 1345 Avenue of the Americas New York, New York 10105


            (b)(2) Alliance Fund Distributors, Inc.:

                            POSITIONS AND
                            OFFICES WITH                  POSITIONS AND
                            ALLIANCE FUND                 OFFICES WITH
NAME AND ADDRESS*           DISTRIBUTORS, INC.            REGISTRANT
--------------------        ----------------------        ----------

Michael J. Laughlin         Director and Chairman

John D. Carifa              Director

Robert L. Errico            Director and President

Geoffrey L. Hyde            Director and Senior
                            Vice President

Dave H. Williams            Director

David Conine                Executive Vice President

Richard A. Davies           Executive Vice President &
                            Managing Director

Richard K. Saccullo         Executive Vice President

Edmund P. Bergan, Jr.       Senior Vice President,
                            General Counsel
                            and Secretary

Robert H. Joseph, Jr.       Senior Vice President
                            and Chief Financial Officer

Anne S. Drennan             Senior Vice President
                            and Treasurer

Benji A. Baer               Senior Vice President

John R. Bonczek             Senior Vice President

John R. Carl                Senior Vice President

James S. Comforti           Senior Vice President

Richard W. Dabney           Senior Vice President

Mark J. Dunbar              Senior Vice President

Donald N. Fritts            Senior Vice President

Andrew L. Gangolf           Senior Vice President
                            and Assistant General
                            Counsel

John Grambone               Senior Vice President

William B. Hanigan          Senior Vice President

Bradley F. Hanson           Senior Vice President

George H. Keith             Senior Vice President

Richard D. Keppler          Senior Vice President

Richard E. Khaleel          Senior Vice President

Stephen R. Laut             Senior Vice President

Susan L. Matteson-King      Senior Vice President

Shawn P. McClain            Senior Vice President

Daniel D. McGinley          Senior Vice President

Joanna D. Murray            Senior Vice President

Antonios G. Poleondakis     Senior Vice President

Robert E. Powers            Senior Vice President

Domenick Pugliese           Senior Vice President
                            and Assistant General
                            Counsel

Kevin A. Rowell             Senior Vice President

John P. Schmidt             Senior Vice President

Kurt H. Schoknecht          Senior Vice President

Henry J. Schulthesz         Senior Vice President

Raymond S. Sclafani         Senior Vice President

Gregory K. Shannahan        Senior Vice President

Scott C. Sipple             Senior Vice President

Joseph F. Sumanski          Senior Vice President

Peter J. Szabo              Senior Vice President

Michael J. Tobin            Senior Vice President

Joseph T. Tocyloski         Senior Vice President

David R. Turnbough          Senior Vice President

William C. White            Senior Vice President

Richard A. Winge            Senior Vice President

Emilie D. Wrapp             Senior Vice President
                            and Assistant General
                            Counsel

Gerard J. Friscia           Vice President and
                            Controller

Michael W. Alexander        Vice President

Ricardo Arreola             Vice President

Peter J. Barber             Vice President

Kenneth F. Barkoff          Vice President

Adam J. Barnett             Vice President

Charles M. Barrett          Vice President

Matthew F. Beaudry          Vice President

Leo Benitez                 Vice President

Gregory P. Best             Vice President

Dale E. Boyd                Vice President

Robert F. Brendli           Vice President

Christopher L. Butts        Vice President

Thomas C. Callahan          Vice President

Kevin T. Cannon             Vice President

John M. Capeci              Vice President

John P. Chase               Vice President

Doris T. Ciliberti          Vice President

William W. Collins, Jr.     Vice President

Leo H. Cook                 Vice President

Russell R. Corby            Vice President

Dwight P. Cornell           Vice President

Michael R. Crimmins         Vice President

John W. Cronin              Vice President

Robert J. Cruz              Vice President

Michael K. DeLuz            Vice President

Daniel J. Deckman           Vice President

Sherry V. Delaney           Vice President

Sophia Demetriades          Vice President

Richard P. Dyson            Vice President

John C. Endahl              Vice President

Adam E. Engelhardt          Vice President

John E. English             Vice President

Sohaila S. Farsheed         Vice President

Daniel J. Frank             Vice President

Alex G. Garcia              Vice President

Michael J. Germain          Vice President

Mark D. Gersten             Vice President

Hyman Glasman               Vice President

Alan Halfenger              Vice President

Michael S. Hart             Vice President

Timothy A. Hill             Vice President

George R. Hrabovsky         Vice President

Scott Hutton                Vice President

Dana A. Ifft                Vice President

Theresa Iosca               Vice President

Oscar J. Isoba              Vice President

Eric G. Kalendar            Vice President

Victor Kopelakis            Vice President

Richard D. Kozlowski        Vice President

Daniel W. Krause            Vice President

Donna M. Lamback            Vice President

P. Dean Lampe               Vice President

Joseph R. Laspina           Vice President

Henry Michael Lesmeister    Vice President

Eric L. Levinson            Vice President

James M. Liptrot            Vice President

James P. Luisi              Vice President

Michael F. Mahoney          Vice President

Kathryn Austin Masters      Vice President

Thomas M. McConnell         Vice President

David L. McGuire            Vice President

Jeffrey P. Mellas           Vice President

Michael V. Miller           Vice President

Marcia L. Mohler            Vice President

Thomas F. Monnerat          Vice President

Michael F. Nash, Jr.        Vice President

Timothy H. Nasworthy        Vice President

Nicole Nolan-Koester        Vice President

Daniel A. Notto             Vice President

Peter J. O'Brien            Vice President

John C. O'Connell           Vice President

John J. O'Connor            Vice President

Daniel P. O'Donnell         Vice President

Richard J. Olszewski        Vice President

Jeffrey R. Petersen         Vice President

Catherine N. Peterson       Vice President

James J. Posch              Vice President

Bruce W. Reitz              Vice President

Karen C. Satterberg         Vice President

Robert C. Schultz           Vice President

Richard J. Sidell           Vice President

Clara Sierra                Vice President

Teris A. Sinclair           Vice President

Jeffrey C. Smith            Vice President

David A. Solon              Vice President

Martine H.                  Vice President
  Stansbery, Jr.

Eileen Stauber              Vice President

Gordon Telfer               Vice President

Benjamin H. Travers         Vice President

Andrew B. Vaughey           Vice President

Wayne W. Wagner             Vice President

Mark E. Westmoreland        Vice President

Paul C. Wharf               Vice President

Matthew Witschel            Vice President

Michael A. Wolfsmith        Vice President

Stephen P. Wood             Vice President

Keith A. Yoho               Vice President

Richard J. Appaluccio       Assistant Vice
                            President

Andrew Berger               Assistant Vice
                            President

Paul G. Bishop              Assistant Vice
                            President

Alan T. Brum                Assistant Vice
                            President

Mark S. Burns               Assistant Vice
                            President

Maria L. Carreras           Assistant Vice
                            President

Judith A. Chin              Assistant Vice
                            President

Jorge Ciprian               Assistant Vice
                            President

Jean A. Coomber             Assistant Vice
                            President

Dorsey Davidge              Assistant Vice
                            President

Jennifer M. DeLong          Assistant Vice
                            President

Janet B. DiBrita            Assistant Vice
                            President

Ralph A. DiMeglio           Assistant Vice
                            President

Timothy J. Donegan          Assistant Vice
                            President

Joan Eilbott                Assistant Vice

                            President

Michael J. Eustic           Assistant Vice
                            President

Michele Grossman            Assistant Vice
                            President

Arthur F. Hoyt, Jr.         Assistant Vice
                            President

David A. Hunt               Assistant Vice
                            President

Elizabeth E. Keefe          Assistant Vice
                            President

Edward W. Kelly             Assistant Vice
                            President

Jeffrey M. Kusterer         Assistant Vice
                            President

Alexandra C. Landau         Assistant Vice
                            President

Laurel E. Lindner           Assistant Vice
                            President

Evamarie C. Lombardo        Assistant Vice
                            President

Scott T. Malatesta          Assistant Vice
                            President

Amanda McNichol             Assistant Vice
                            President

Richard F. Meier            Assistant Vice
                            President

Charles B. Nanick           Assistant Vice
                            President

Alex E. Pady                Assistant Vice
                            President

Raymond E. Parker           Assistant Vice
                            President

Wandra M. Perry-            Assistant Vice
  Hartsfield                President

Rizwan A. Raja              Assistant Vice
                            President

Carol H. Rappa              Assistant Vice
                            President

Brendan J. Reynolds         Assistant Vice
                            President

Patricia Ridella            Assistant Vice
                            President

James A. Rie                Assistant Vice
                            President

Lauryn A. Rivello           Assistant Vice
                            President

Jessica M. Rozman           Assistant Vice
                            President

Christina Santiago          Assistant Vice
                            President and
                            Counsel

Eileen B. Sebold            Assistant Vice
                            President

Orlando Soler               Assistant Vice
                            President

Nancy D. Testa              Assistant Vice
                            President

Sarah R. Tolkin             Assistant Vice
                            President

Marie R. Vogel              Assistant Vice
                            President

Eric D. Weedon              Assistant Vice
                            President

Jesse L. Weissberger        Assistant Vice
                            President

Nina C. Wilkinson           Assistant Vice
                            President

Mark R. Manley              Assistant Secretary

* The principal business address of each person listed is 1345 Avenue of the Americas, New York, New York, 10105.

            (c) The Fund has no principal underwriter who is not an affiliated person of the Fund.

Item 28. Location of Accounts and Records.


            All accounts, books and other documents required to be maintained by Rules 31a-1 through 31a-3 pursuant to the Investment Company Act are maintained at the offices of ACMLP, One North Lexington Avenue, White Plains, NY 10601, 767 Fifth Avenue, New York, New York 10153 and 1345 Avenue of the Americas, New York, NY 10105, except that some records pursuant to Rule 31a-1(b) are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive and 2 Heritage Drive, North Quincy, Massachusetts 02171 or Alliance Global Investor Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094, the Fund's Transfer Agents, and some records pursuant to Rule 31a-1(b)(4) are maintained at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel to the Fund.


Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registration Statement has duly caused the Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of November, 2001.

                                            SANFORD C. BERNSTEIN FUND, INC.
                                                   (Registrant)

                                            By:        /s/   Roger Hertog
                                                       ------------------
                                                       Roger Hertog
                                                       President

Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

Signatures               Title                                Date

/s/ Roger Hertog         President (Principal Executive       November 29, 2001
----------------         Officer), Treasurer, (Principal
Roger Hertog             Financial and Accounting
                         Officer) and Director

/s/ Andrew S. Adelson    Senior Vice President                November 29, 2001
---------------------    and Director
Andrew S. Adelson

/s/ Arthur Aeder         Director                             November 29, 2001
----------------
Arthur Aeder

/s/  Theodore Levitt     Director                             November 29, 2001
--------------------
Theodore Levitt

/s/ William Kristol      Director                             November 29, 2001
-------------------
William Kristol

/s/ Peter W. Huber       Director                             November 29, 2001
------------------
Peter W. Huber

/s/ Rosalie J. Wolf      Director                             November 29, 2001
-------------------
Rosalie J. Wolf

/s/ Irwin Engelman       Director                             November 29, 2001
------------------
Irwin Engelman